UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09235
                                                    -------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
          -------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 630-241-4141
                                                          ---------------

                      Date of fiscal year end: DECEMBER 31
                                             -----------------

                     Date of reporting period: JUNE 30, 2005
                                             -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                     FOR THE SIX MONTHS ENDED JUNE 30, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 JUNE 30, 2005

 Shareholder Letter ........................................................   1

 Portfolio Components ......................................................   2

 Understanding Your Fund Expenses ..........................................   9

 Portfolio of Investments ..................................................  10

 Statements of Assets and Liabilities ......................................  30

 Statements of Operations ..................................................  32

 Statements of Changes in Net Assets .......................................  34

 Statements of Changes in Net Assets - Capital Stock Activity ..............  36

 Financial Highlights ......................................................  38

 Notes to Financial Statements .............................................  50

 Additional Information ....................................................  54
      Proxy Voting Policies and Procedures
      Portfolio Holdings
      Advisory Agreement




                             HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about each portfolio and presents data and analysis that provide insight into each portfolio's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, you will obtain an understanding of how the market environment affected the portfolios within the Fund.

It is important to keep in mind that the opinions expressed by Mr. Bowen are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the portfolios are spelled out in the prospectus.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2005

Dear Shareholders:

The First Defined Portfolio Fund, LLC (the "Fund") is comprised of eleven concentrated equity portfolios and one (Managed VIP) broadly diversified portfolio.

Despite the 0.8% decline in the S&P 500 Index in the first half of 2005, we are encouraged by the fact that the stocks in this index performed best in the latter half of both 2003 and 2004. We are also encouraged by the financial strength being built at the individual as well as corporate levels in the U.S.

On an individual level, it was reported in April by BUSINESSWEEK that since the end of the recession in 2001, U.S. household liabilities have increased by $2.7 trillion, vs. a rise in after-tax income of just $1.4 trillion. The good news, however, is that household assets, which include such things as home values, securities and retirement accounts, have surged by $10 trillion over the same period.

On the corporate front, companies in the S&P 500 Index continue to increase their cash holdings thanks to a combination of strong profit growth and modest capital expenditures. Cash and other short-term holdings totaled a record $2.46 trillion at the end of the first quarter of 2005, according to Standard & Poor's.

With respect to the overall economy, Gross Domestic Product ("GDP") growth increased at an annual rate of 3.8% in the first quarter of 2005, according to the Bureau of Economic Analysis. The testimony given by Federal Reserve Chairman Alan Greenspan to the House Financial Services Committee on July 20, 2005, included a GDP growth estimate of 3.5% for 2005. Though down from 4.4% in 2004, due primarily, in our opinion, to the spike in the price of oil over the past year, it is still solid economic growth. Interest rates continue to hover near 40-year lows, while inflation, at 2.50%, remains below its 3.0% average for the past 20 years.

Second-quarter operating profits are expected to be 7.8% higher than what was posted in the second quarter of 2004, ending the 12-quarter streak of double-digit gains that dates back to June, 2002, according to Standard & Poor's. First-quarter earnings grew by 13%. Despite the anticipated slowdown in earnings growth, investors do have something working in their favor. According to MarketWatch.com, the BLUE CHIP INVESTOR newsletter noted recently that its valuation model shows that stocks are at "one of their cheapest points - compared to bonds - in 25 years."

Each portfolio within this Fund has a unique investment objective and strategy. You should determine which portfolio(s) are consistent with your personal investment strategy, risk tolerance and financial situation.

We continue to appreciate your interest in the Fund.

Sincerely,

/S/ JAMES A. BOWEN
James A. Bowen
President of the First Defined Portfolio Fund, LLC
August 8, 2005

FIRST DEFINED PORTFOLIO FUND, LLC
JUNE 30, 2005 (UNAUDITED)

CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This Semi-Annual Report contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. and its respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would," or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the Fund's actual results, performance or achievements to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this Semi-Annual Report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of First Trust Advisors L.P. and its respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

PORTFOLIO COMPONENTS+
TARGET MANAGED VIP PORTFOLIO

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


Software                                            10.8%
Oil, Gas & Consumable Fuels                          8.9%
Communications Equipment                             7.3%
Specialty Retail                                     6.7%
Pharmaceuticals                                      6.6%
Electric Utilities                                   6.0%
Commercial Banks                                     5.2%
Semiconductors & Semiconductor Equipment             4.1%
Insurance                                            3.6%
Metals & Mining                                      2.7%
Computers & Peripherals                              2.5%
Health Care Equipment & Supplies                     2.5%
Household Durables                                   2.4%
Consumer Finance                                     2.2%
Diversified Financial Services                       2.1%
IT Services                                          1.8%
Beverages                                            1.8%
Energy Equipment & Services                          1.7%
Health Care Providers & Services                     1.7%
Machinery                                            1.7%
Diversified Telecommunication Services               1.6%
Food Products                                        1.2%
Tobacco                                              1.2%
Hotels, Restaurants & Leisure                        1.1%
Household Products                                   1.1%
Automobiles                                          1.1%
Biotechnology                                        1.0%
Multi-Utilities                                      1.0%
Road & Rail                                          0.9%
Chemicals                                            0.7%
Commercial Services & Supplies                       0.7%
Multiline Retail                                     0.7%
Diversified Consumer Services                        0.7%
Leisure Equipment & Products                         0.6%
Thrifts & Mortgage Finance                           0.6%
Air Freight & Logistics                              0.5%
Electrical Equipment                                 0.5%
Trading Companies Distributors                       0.4%
Electronic Equipment & Instruments                   0.4%
Building Products                                    0.4%
Personal Products                                    0.3%
Media                                                0.3%
Distributors                                         0.3%
Food & Staples Retailing                             0.2%
Aerospace & Defense                                  0.2%


+ Percentages are based on total investments; please note that the percentages shown on the Portfolio of Investments are based on net assets.

Page 2                    See Notes to Financial Statements.

FIRST DEFINED PORTFOLIO FUND, LLC
PORTFOLIO COMPONENTS+ - (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

THE DOW SM DART 10 PORTFOLIO

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Pharmaceuticals                                 20.4%
Oil, Gas & Consumable Fuels                     11.7%
Semiconductors & Semiconductor Equipment        11.6%
Tobacco                                         10.9%
Household Products                               9.9%
Diversified Telecommunication Services           9.5%
Specialty Retail                                 9.4%
Automobiles                                      8.8%
Computers & Peripherals                          7.8%


THE DOW SM TARGET DIVIDEND PORTFOLIO

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Electric Utilities                                   25.0%
Commercial Banks                                     14.7%
Insurance                                            14.4%
Gas Utilities                                        10.3%
Chemicals                                            10.0%
Automobiles                                           5.9%
Multi-Utilities                                       5.2%
Oil, Gas & Consumable Fuels                           5.0%
Independent Power Producers & Energy Traders          4.9%
Containers & Packaging                                4.6%

+ Percentages are based on total investments; please note that the percentages shown on the Portfolio of Investments are based on net assets.

FIRST DEFINED PORTFOLIO FUND, LLC
PORTFOLIO COMPONENTS+ - (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

GLOBAL DIVIDEND TARGET 15 PORTFOLIO*

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Diversified Telecommunication Services               13.0%
Pharmaceuticals                                      12.9%
Industrial Conglomerates                             12.8%
Road & Rail                                           7.9%
Aerospace & Defense                                   7.6%
Textiles, Apparel & Luxury Goods                      7.3%
Auto Components                                       6.7%
Insurance                                             6.6%
Marine                                                6.5%
Commercial Banks                                      6.5%
Real Estate                                           6.3%
Diversified Financial Services                        5.9%

* Effective May 2, 2005, based upon the determination of the Fund's Board of Trustees, the Fund changed its name from the Global Target 15 Portfolio to the Global Dividend Target 15 Portfolio.

S&P TARGET 24 PORTFOLIO

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Pharmaceuticals                                      13.7%
Consumer Finance                                     12.1%
Communications Equipment                             10.5%
Specialty Retail                                      9.5%
Oil, Gas & Consumable Fuels                           9.3%
Diversified Financial Services                        7.3%
Household Products                                    6.7%
Machinery                                             6.5%
Beverages                                             4.6%
Software                                              4.2%
Insurance                                             3.8%
Diversified Telecommunication Services                3.6%
Trading Companies & Distributors                      2.7%
Commercial Services & Supplies                        2.7%
Automobiles                                           1.4%
Health Care Equipment & Supplies                      0.5%
Health Care Providers & Services                      0.5%
Tobacco                                               0.4%

+ Percentages are based on total investments; please note that the percentages shown on the Portfolio of Investments are based on net assets.

FIRST DEFINED PORTFOLIO FUND, LLC
PORTFOLIO COMPONENTS+ - (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

NASDAQ(R) TARGET 15 PORTFOLIO

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Software                                             21.1%
Communications Equipment                             13.5%
Multiline Retail                                     11.4%
Biotechnology                                         9.5%
IT Services                                           6.7%
Machinery                                             6.5%
Hotels, Restaurants & Leisure                         6.2%
Media                                                 6.1%
Air Freight & Logistics                               5.2%
Household Durables                                    4.9%
Specialty Retail                                      4.6%
Health Care Providers & Services                      4.3%



FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Media                                                10.2%
Insurance                                            10.1%
Computers & Peripherals                              10.0%
Thrifts & Mortgage Finance                           10.0%
Food & Staples Retailing                             10.0%
Semiconductors & Semiconductor Equipment             10.0%
Software                                             10.0%
Pharmaceuticals                                       9.9%
Metals & Mining                                       9.9%
Specialty Retail                                      9.9%



+ Percentages are based on total investments; please note that the percentages shown on the Portfolio of Investments are based on net assets.

FIRST DEFINED PORTFOLIO FUND, LLC
PORTFOLIO COMPONENTS+ - (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

VALUE LINE(R) TARGET 25 PORTFOLIO

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Specialty Retail                                     15.4%
Household Durables                                   15.3%
Software                                             13.2%
Metals & Mining                                      11.7%
Oil, Gas & Consumable Fuels                          10.4%
Electric Utilities                                    9.4%
IT Services                                           8.2%
Energy Equipment & Services                           3.4%
Semiconductors & Semiconductor Equipment              3.2%
Chemicals                                             1.8%
Distributors                                          1.8%
Health Care Equipment & Supplies                      1.5%
Road & Rail                                           1.4%
Food & Staples Retailing                              0.9%
Electrical Equipment                                  0.9%
Aerospace & Defense                                   0.9%
Air Freight & Logistics                               0.6%


FIRST TRUST ENERGY PORTFOLIO

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Oil, Gas & Consumable Fuels         68.1%
Energy Equipment & Services         31.9%

+ Percentages are based on total investments; please note that the percentages shown on the Portfolio of Investments are based on net assets.

FIRST DEFINED PORTFOLIO FUND, LLC
PORTFOLIO COMPONENTS+ - (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

FIRST TRUST FINANCIAL SERVICES PORTFOLIO

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Insurance                                            30.6%
Commercial Banks                                     26.3%
Capital Markets                                      19.6%
Diversified Financial Services                        9.8%
Thrifts & Mortgage Finance                            7.1%
Consumer Finance                                      6.6%


FIRST TRUST PHARMACEUTICAL PORTFOLIO

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Pharmaceuticals                             86.1%
Biotechnology                                8.2%
Health Care Equipment & Supplies             5.7%


+ Percentages are based on total investments; please note that the percentages shown on the Portfolio of Investments are based on net assets.

FIRST DEFINED PORTFOLIO FUND, LLC
PORTFOLIO COMPONENTS+ - (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

FIRST TRUST TECHNOLOGY PORTFOLIO

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Software                                             30.9%
Semiconductors & Semiconductor Equipment             24.5%
Computers & Peripherals                              15.9%
Communications Equipment                             15.8%
IT Services                                           7.8%
Internet Services & Software                          5.1%


+ Percentages are based on total investments; please note that the percentages shown on the Portfolio of Investments are based on net assets.

FIRST DEFINED PORTFOLIO FUND, LLC

UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2005 (UNAUDITED)

As a shareholder of the Target Managed VIP Portfolio, The DowSM DART 10 Portfolio, The DowSM Target Dividend Portfolio, Global Dividend Target 15 Portfolio, S&P Target 24 Portfolio, NASDAQ(R) Target 15 Portfolio, First Trust 10 Uncommon Values Portfolio, Value Line (R) Target 25 Portfolio, First Trust Energy Portfolio, First Trust Financial Services Portfolio, First Trust Pharmaceutical Portfolio, or First Trust Technology Portfolio (the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of January 1, 2005 to June 30, 2005.

                                 ACTUAL EXPENSES

The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you compare the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                                         HYPOTHETICAL
                                                    ACTUAL                        (5% RETURN BEFORE EXPENSES)
                                       ---------------------------------------- --------------------------------------

                                                                    EXPENSES                               EXPENSES
                                         BEGINNING      ENDING     PAID DURING   BEGINNING      ENDING    PAID DURING
                                          ACCOUNT      ACCOUNT       PERIOD*      ACCOUNT      ACCOUNT      PERIOD*
                                           VALUE        VALUE       01/01/2005-    VALUE        VALUE      01/01/2005-  EXPENSE
                                         01/01/2005   06/30/2005    06/30/2005   01/01/2005   06/30/2005   06/30/2005    RATIO
                                       ------------- ------------  ------------ ------------ ------------ ------------  -------
Target Managed VIP Portfolio               $1,000         $992         $7.26      $1,000       $1,018        $7.35        1.47%
The DowSM DART 10 Portfolio                 1,000          976          7.20       1,000        1,018         7.35        1.47
The DowSM Target Dividend Portfolio         1,000        1,053          7.48       1,000        1,018         7.35        1.47
Global Dividend Target 15 Portfolio         1,000        1,014          7.34       1,000        1,018         7.35        1.47
S&P Target 24 Portfolio                     1,000          949          7.10       1,000        1,018         7.35        1.47
NASDAQ(R) Target 15 Portfolio               1,000          941          7.08       1,000        1,018         7.35        1.47
First Trust 10 Uncommon Values Portfolio    1,000          994          6.77       1,000        1,018         6.85        1.37
Value Line(R) Target 25 Portfolio           1,000        1,079          7.58       1,000        1,018         7.35        1.47
First Trust Energy Portfolio                1,000        1,246          8.19       1,000        1,018         7.35        1.47
First Trust Financial Services Portfolio    1,000          990          7.25       1,000        1,018         7.35        1.47
First Trust Pharmaceutical Portfolio        1,000        1,011          7.33       1,000        1,018         7.35        1.47
First Trust Technology Portfolio            1,000          954          7.12       1,000        1,018         7.35        1.47

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days in the most recent fiscal half-year, divided by 365 days in the year (to reflect the one-half year period).

                    See Notes to Financial Statements.                    Page 9

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - 102.2%

              SOFTWARE - 11.0%
    177,290   Adobe Systems, Inc. ............................ $    5,074,040
     27,146   ANSYS, Inc.* ...................................        963,954
     85,230   Autodesk, Inc. .................................      2,929,355
     12,914   Catapult Communications Corp.* .................        220,313
    410,618   Oracle Corp.* ..................................      5,420,158
     27,735   Verint Systems, Inc.* ..........................        891,958
                                                               ---------------
                                                                   15,499,778
                                                               ---------------
              OIL, GAS & CONSUMABLE FUELS - 9.1%
      5,123   Berry Petroleum Company, Class A ...............        270,904
      6,144   ConocoPhillips .................................        353,219
     11,336   ENI SPA, Sponsored ADR .........................      1,453,275
    123,818   Exxon Mobil Corp. ..............................      7,115,820
      1,760   Occidental Petroleum Corp. .....................        135,397
     21,506   OMI Corp. ......................................        408,829
     14,393   Petroleum Development Corp.* ...................        458,417
     17,784   Southwestern Energy Company* ...................        835,492
     24,500   Swift Energy Company* ..........................        877,590
     25,063   Whiting Petroleum Corp.* .......................        910,038
                                                               ---------------
                                                                   12,818,981
                                                               ---------------
              COMMUNICATIONS EQUIPMENT - 7.5%
    203,354   QUALCOMM, Inc. .................................      6,712,716
    119,303   Telefonaktiebolaget LM Ericsson,
                 Sponsored ADR ...............................      3,811,731
                                                               ---------------
                                                                   10,524,447
                                                               ---------------
              SPECIALTY RETAIL - 6.9%
     35,940   American Eagle Outfitters, Inc. ................      1,101,561
     11,910   Jos. A. Bank Clothiers, Inc.* ..................        515,703
     11,358   PETsMART, Inc. .................................        344,715
    163,400   The Home Depot, Inc. ...........................      6,356,260
     10,827   The TJX Companies, Inc. ........................        263,637
     20,122   Urban Outfitters, Inc.* ........................      1,140,716
                                                               ---------------
                                                                    9,722,592
                                                               ---------------
              PHARMACEUTICALS - 6.8%
     30,115   GlaxoSmithKline PLC, ADR .......................      1,460,879
     48,896   Johnson & Johnson ..............................      3,178,240
    178,032   Pfizer, Inc. ...................................      4,910,123
                                                               ---------------
                                                                    9,549,242
                                                               ---------------
              ELECTRIC UTILITIES - 6.1%
     61,576   Endesa SA, Sponsored ADR .......................      1,411,322
     28,927   Enel SPA, Sponsored ADR ........................      1,255,721
     71,711   TXU Corp. ......................................      5,958,467
                                                               ---------------
                                                                    8,625,510
                                                               ---------------
              COMMERCIAL BANKS - 5.3%
     53,802   ABN AMRO Holding NV, Sponsored ADR .............      1,319,763
     31,744   Barclays PLC, Sponsored ADR ....................      1,267,855
     47,027   Danske Bank A/S, Sponsored ADR .................      1,415,325


Page 10                   See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - CONTINUED

              COMMERCIAL BANKS - (CONTINUED)
     29,252   HBOS PLC, Sponsored ADR ........................ $    1,353,540
     39,022   Lloyds TSB Group PLC, Sponsored ADR ............      1,328,699
     20,699   Nara Bancorp, Inc. .............................        303,861
     22,558   Texas Capital Banshares, Inc.* .................        445,295
                                                               ---------------
                                                                    7,434,338
                                                               ---------------
              SEMICONDUCTORS &
                  SEMICONDUCTOR EQUIPMENT - 4.2%
     18,166   Cree, Inc.* ....................................        462,688
    208,735   Intel Corp. ....................................      5,439,634
                                                               ---------------
                                                                    5,902,322
                                                               ---------------
              INSURANCE - 3.7%
    104,038   Aegon N.V. .....................................      1,338,969
     16,183   SAFECO Corp. ...................................        879,384
     17,722   United Fire & Casualty Company .................        787,211
     48,264   Universal American Financing Corp.* ............      1,091,732
     17,088   Zenith National Insurance Corp. ................      1,159,592
                                                               ---------------
                                                                    5,256,888
                                                               ---------------
              METALS & MINING - 2.7%
     26,956   AK Steel Holding Corp.* ........................        172,788
      5,925   Carpenter Technology Corp. .....................        306,915
     14,368   Commercial Metals Company ......................        342,246
     27,013   Compass Minerals International, Inc. ...........        632,104
     21,317   Metal Management, Inc. .........................        412,484
     39,388   Nucor Corp. ....................................      1,796,881
     12,919   Wheeling-Pittsburgh Corp.* .....................        198,694
                                                               ---------------
                                                                    3,862,112
                                                               ---------------
              COMPUTERS & PERIPHERALS - 2.6%
     49,431   International Business Machines Corp. ..........      3,667,780
                                                               ---------------
              HEALTH CARE EQUIPMENT & SUPPLIES - 2.6%
      4,034   Biosite, Inc.* .................................        221,830
      1,724   C.R. Bard, Inc. ................................        114,663
     22,534   Haemonetics Corp.* .............................        915,782
     18,676   Hologic, Inc.* .................................        742,371
     13,166   SonoSite, Inc.* ................................        408,673
     30,718   Ventana Medical Systems, Inc.* .................      1,235,785
                                                               ---------------
                                                                    3,639,104
                                                               ---------------
              HOUSEHOLD DURABLES - 2.4%
      8,530   Garmin Ltd. ....................................        364,658
      1,566   NVR, Inc.* .....................................      1,268,460
     19,654   The Black & Decker Corp. .......................      1,765,912
                                                               ---------------
                                                                    3,399,030
                                                               ---------------
              CONSUMER FINANCE - 2.2%
     14,032   First Cash Financial Services, Inc.* ...........        299,864
     55,310   SLM Corp. ......................................      2,809,748
                                                               ---------------
                                                                    3,109,612
                                                               ---------------

                    See Notes to Financial Statements.                   Page 11

PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - CONTINUED

              DIVERSIFIED FINANCIAL SERVICES - 2.1%
     47,235   ING Group NV, Sponsored ADR .................... $    1,324,942
     37,666   Moody's Corp. ..................................      1,693,463
                                                               ---------------
                                                                    3,018,405
                                                               ---------------
              IT SERVICES - 1.8%
     43,711   Cognizant Technology Solutions Corp.,
                 Class A* ....................................      2,060,099
     16,958   Infocrossing Inc.* .............................        211,466
      9,841   SI International, Inc.* ........................        294,836
                                                               ---------------
                                                                    2,566,401
                                                               ---------------
              BEVERAGES - 1.8%
     24,945   Diageo PLC, Sponsored ADR ......................      1,479,239
     19,642   PepsiCo, Inc. ..................................      1,059,293
                                                               ---------------
                                                                    2,538,532
                                                               ---------------
              ENERGY EQUIPMENT & SERVICES - 1.8%
     13,047   Atwood Oceanics, Inc.* .........................        803,173
      9,298   Cal Dive International, Inc.* ..................        486,936
     66,458   Superior Energy Services, Inc.* ................      1,182,952
                                                               ---------------
                                                                    2,473,061
                                                               ---------------
              HEALTH CARE PROVIDERS & SERVICES - 1.8%
     17,273   Genesis Healthcare Corp.* ......................        799,394
      2,272   Laboratory Corporation of America Holdings* ....        113,373
     17,173   LCA-Vision, Inc. ...............................        832,204
      7,773   Lincare Holdings, Inc.* ........................        317,449
     28,812   Option Care, Inc. ..............................        406,249
                                                               ---------------
                                                                    2,468,669
                                                               ---------------
              MACHINERY - 1.7%
     35,519   PACCAR, Inc. ...................................      2,415,292
                                                               ---------------
              DIVERSIFIED TELECOMMUNICATION SERVICES - 1.7%
      3,511   ALLTEL Corp. ...................................        218,665
     21,284   BellSouth Corp. ................................        565,516
     36,784   BT Group PLC, Sponsored ADR ....................      1,530,214
      1,550   CenturyTel, Inc. ...............................         53,677
                                                               ---------------
                                                                    2,368,072
                                                               ---------------
              FOOD PRODUCTS - 1.3%
     11,853   Peet's Coffee & Tea, Inc.* .....................        391,623
     35,974   Unilever PLC, Sponsored ADR ....................      1,397,590
                                                               ---------------
                                                                    1,789,213
                                                               ---------------
              TOBACCO - 1.2%
     41,281   British American Tobacco PLC, Sponsored ADR ....      1,602,528
      1,920   UST, Inc. ......................................         87,667
                                                               ---------------
                                                                    1,690,195
                                                               ---------------
              HOTELS, RESTAURANTS & LEISURE - 1.1%
     30,781   Starbucks Corp.* ...............................      1,590,146
                                                               ---------------


Page 12                    See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

COMMON STOCKS - CONTINUED

              HOUSEHOLD PRODUCTS - 1.1%
     29,547   The Procter & Gamble Company ................... $    1,558,604
                                                               ---------------
              AUTOMOBILES - 1.1%
     29,713   DaimlerChrysler AG .............................      1,203,674
      6,685   Harley-Davidson, Inc. ..........................        331,576
                                                               ---------------
                                                                    1,535,250
                                                               ---------------
              BIOTECHNOLOGY - 1.0%
     33,504   Gilead Sciences, Inc.* .........................      1,473,841
                                                               ---------------
              MULTI-UTILITIES - 1.0%
     29,854   National Grid Transco PLC, Sponsored ADR .......      1,455,980
                                                               ---------------
              ROAD & RAIL - 0.9%
      6,266   Arkansas Best Corp. ............................        199,321
     24,860   Overnite Corp. .................................      1,068,483
                                                               ---------------
                                                                    1,267,804
                                                               ---------------
              CHEMICALS - 0.8%
      8,277   Georgia Gulf Corp. .............................        257,001
     29,250   Symyx Technologies, Inc.* ......................        818,415
                                                               ---------------
                                                                    1,075,416
                                                               ---------------
              COMMERCIAL SERVICES & SUPPLIES - 0.7%
     17,115   Equifax, Inc. ..................................        611,177
     12,777   Mobile Mini, Inc.* .............................        440,551
                                                               ---------------
                                                                    1,051,728
                                                               ---------------
              MULTILINE RETAIL - 0.7%
      6,942   Sears Holdings Corp.* ..........................      1,040,398
                                                               ---------------
              DIVERSIFIED CONSUMER SERVICES - 0.7%
     23,814   Bright Horizons Family Solutions, Inc.* ........        969,706
                                                               ---------------
              LEISURE EQUIPMENT & PRODUCTS - 0.6%
     22,718   JAKKS Pacific Inc.* ............................        436,413
     13,739   MarineMax, Inc.* ...............................        429,344
                                                               ---------------
                                                                      865,757
                                                               ---------------
              THRIFTS & MORTGAGE FINANCE - 0.6%
     18,665   Accredited Home Lenders Holding Company* .......        821,260
                                                               ---------------
              AIR FREIGHT & LOGISTICS - 0.5%
      6,666   C.H. Robinson Worldwide, Inc. ..................        387,961
     10,468   Dynamex, Inc.* .................................        178,375
      9,729   Park-Ohio Holdings Corp.* ......................        162,182
                                                               ---------------
                                                                      728,518
                                                               ---------------
              ELECTRICAL EQUIPMENT - 0.5%
     37,783   II-VI, Inc.* ...................................        694,829
                                                               ---------------
              TRADING COMPANIES & DISTRIBUTORS - 0.5%
     11,544   W.W. Grainger, Inc. ............................        632,496
                                                               ---------------
              ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.4%
     34,757   Paxar Corp.* ...................................        616,937
                                                               ---------------


                    See Notes to Financial Statements.                   Page 13

PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)


                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

COMMON STOCKS - CONTINUED

              BUILDING PRODUCTS - 0.4%
     18,241   NCI Building Systems, Inc.* .................... $      598,305
                                                               ---------------
              PERSONAL PRODUCTS - 0.3%
     24,217   Mannatech, Inc. ................................        460,607
                                                               ---------------
              MEDIA - 0.3%
      8,984   Pixar* .........................................        449,649
                                                               ---------------
              DISTRIBUTORS - 0.3%
      6,298   Building Materials Holding Corp. ...............        436,388
                                                               ---------------
              FOOD & STAPLES RETAILING - 0.2%
      6,345   Nash Finch Company .............................        233,115
                                                               ---------------
              AEROSPACE & DEFENSE - 0.2%
      6,073   United Industrial Corp. ........................        217,049
                                                               ---------------

              TOTAL COMMON STOCKS ............................    144,113,359
                                                               ---------------
              (Cost $141,995,048)

              TOTAL INVESTMENTS - 102.2% .....................    144,113,359
              (Cost $141,995,048)

              NET OTHER ASSETS & LIABILITIES - (2.2%) ........     (3,080,993)
                                                               ---------------
              NET ASSETS - 100.0% ............................ $  141,032,366
                                                               ===============

--------------------------------------------------------------------------------
         *    Non-income producing security
       ADR    American Depository Receipt

Page 14                   See Notes to Financial Statements.

THE DOW SM DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)


                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

COMMON STOCKS - 104.8%

              PHARMACEUTICALS - 21.4%
     40,758   Merck & Company, Inc. .......................... $    1,255,346
     48,203   Pfizer, Inc. ...................................      1,329,439
                                                               ---------------
                                                                    2,584,785
                                                               ---------------
              OIL, GAS & CONSUMABLE FUELS - 12.2%
     25,700   Exxon Mobil Corp. ..............................      1,476,979
                                                               ---------------
              SEMICONDUCTORS &
                 SEMICONDUCTOR EQUIPMENT - 12.2%
     56,518   Intel Corp. ....................................      1,472,859
                                                               ---------------
              TOBACCO - 11.4%
     21,332   Altria Group, Inc. .............................      1,379,327
                                                               ---------------
              HOUSEHOLD PRODUCTS - 10.4%
     23,788   The Procter & Gamble Company ...................      1,254,817
                                                               ---------------
              DIVERSIFIED TELECOMMUNICATION SERVICES - 9.9%
     50,778   SBC Communications, Inc. .......................      1,205,978
                                                               ---------------
              SPECIALTY RETAIL - 9.9%
     30,701   The Home Depot, Inc. ...........................      1,194,269
                                                               ---------------
              AUTOMOBILES - 9.2%
     32,634   General Motors Corp. ...........................      1,109,556
                                                               ---------------
              COMPUTERS & PERIPHERALS - 8.2%
     13,385   International Business Machines Corp. ..........        993,167
                                                               ---------------

              TOTAL COMMON STOCKS ............................     12,671,737
                                                               ---------------
              (Cost $12,840,021)

              TOTAL INVESTMENTS - 104.8% .....................     12,671,737
              (Cost $12,840,021)

              NET OTHER ASSETS & LIABILITIES - (4.8%) ........       (579,656)
                                                               ---------------
              NET ASSETS - 100.0% ............................ $   12,092,081
                                                               ===============

--------------------------------------------------------------------------------

                    See Notes to Financial Statements.                   Page 15

THE DOWSM TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)


                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

COMMON STOCKS - 103.9%

              ELECTRIC UTILITIES - 26.0%
     14,595   Entergy Corp. .................................. $    1,102,652
     24,484   FirstEnergy Corp. ..............................      1,177,925
     57,917   Northeast Utilities ............................      1,208,149
     25,196   Pinnacle West Capital Corp. ....................      1,119,962
     37,699   PNM Resources Inc. .............................      1,086,108
                                                               ---------------
                                                                    5,694,796
                                                               ---------------
              COMMERCIAL BANKS - 15.2%
     39,773   Citizens Banking Corp. .........................      1,201,940
     31,561   National City Corp. ............................      1,076,861
     14,645   SunTrust Banks, Inc. ...........................      1,057,955
                                                               ---------------
                                                                    3,336,756
                                                               ---------------
              INSURANCE - 15.0%
     26,525   Cincinnati Financial Corp. .....................      1,049,329
     21,819   Jefferson-Pilot Corp. ..........................      1,100,114
     23,024   Unitrin, Inc. ..................................      1,130,479
                                                               ---------------
                                                                    3,279,922
                                                               ---------------
              GAS UTILITIES - 10.7%
     45,984   NiSource Inc. ..................................      1,137,184
     36,545   ONEOK, Inc. ....................................      1,193,194
                                                               ---------------
                                                                    2,330,378
                                                               ---------------
              CHEMICALS - 10.4%
     42,089   Lyondell Chemical Company ......................      1,111,991
     63,258   RPM International, Inc. ........................      1,155,091
                                                               ---------------
                                                                    2,267,082
                                                               ---------------
              AUTOMOBILES - 6.1%
     39,208   General Motors Corp. ...........................      1,333,072
                                                               ---------------
              MULTI-UTILITIES - 5.4%
     41,017   Energy East Corp. ..............................      1,188,673
                                                               ---------------
              OIL, GAS & CONSUMABLE FUELS - 5.2%
     20,505   Chevron Corp. ..................................      1,146,640
                                                               ---------------
              INDEPENDENT POWER PRODUCERS
                 & ENERGY TRADERS - 5.1%
     30,463   Black Hills Corp. ..............................      1,122,562
                                                               ---------------
              CONTAINERS & PACKAGING - 4.8%
     39,462   Sonoco Products Company ........................      1,045,743
                                                               ---------------

              TOTAL COMMON STOCKS ............................     22,745,624
                                                               ---------------
              (Cost $22,513,478)

              TOTAL INVESTMENTS - 103.9% .....................     22,745,624
              (Cost $22,513,478)

              NET OTHER ASSETS & LIABILITIES - (3.9%) ........       (854,425)
                                                               ---------------
              NET ASSETS - 100.0% ............................ $   21,891,199
                                                               ===============

--------------------------------------------------------------------------------

Page 16                   See Notes to Financial Statements.

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)



                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - 99.1%

              HONG KONG - 34.2%
  1,031,000   BOC Hong Kong (Holdings) Ltd. .................. $    1,944,216
    681,000   Citic Pacific Ltd. .............................      1,987,120
  1,281,680   Hang Lung Properties Ltd. ......................      1,879,423
  1,233,000   MTR Corp. Ltd. .................................      2,372,249
    714,000   Yue Yuen Industrial (Holdings) Ltd. ............      2,179,085
                                                               ---------------
                                                                   10,362,093
                                                               ---------------
              UNITED KINGDOM - 34.1%
    444,243   BAE Systems PLC ................................      2,276,124
    505,044   BT Group PLC ...................................      2,079,891
    437,130   GKN PLC ........................................      2,014,893
  1,329,840   Royal & Sun Alliance Insurance Group PLC .......      1,989,720
    343,904   The Peninsular & Oriental Steam
                 Navigation Company ..........................      1,950,423
                                                               ---------------
                                                                   10,311,051
                                                               ---------------
              UNITED STATES - 30.8%
     53,932   General Electric Company .......................      1,868,744
     50,347   JPMorgan Chase & Company .......................      1,778,256
     61,159   Merck & Company, Inc. ..........................      1,883,697
     72,328   Pfizer, Inc. ...................................      1,994,806
     76,184   SBC Communications, Inc. .......................      1,809,370
                                                               ---------------
                                                                    9,334,873
                                                               ---------------
              TOTAL COMMON STOCKS ............................     30,008,017
                                                               ---------------
              (Cost $29,004,733)

              TOTAL INVESTMENTS - 99.1% ......................     30,008,017
              (Cost $29,004,733)

              NET OTHER ASSETS & LIABILITIES - 0.9% ..........        268,961
                                                               ---------------
              NET ASSETS - 100.0% ............................ $   30,276,978
                                                               ===============

--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

              Diversified Telecommunication Services .........         12.9%
              Pharmaceuticals ................................         12.8
              Industrial Conglomerates .......................         12.7
              Road & Rail ....................................          7.8
              Aerospace & Defense ............................          7.5
              Textiles, Apparel & Luxury Goods ...............          7.2
              Auto Components ................................          6.7
              Insurance ......................................          6.6
              Marine .........................................          6.4
              Commercial Banks ...............................          6.4
              Real Estate ....................................          6.2
              Diversified Financial Services .................          5.9
              Net Other Assets and Liabilities ...............          0.9
                                                               ---------------
                                                                      100.0%
                                                               ===============

                    See Notes to Financial Statements.                   Page 17

S&P TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)


                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - 98.8%

              PHARMACEUTICALS - 13.6%
     31,107   Johnson & Johnson .............................. $    2,021,955
                                                               ---------------
              CONSUMER FINANCE - 12.0%
     35,194   SLM Corp. ......................................      1,787,855
                                                               ---------------
              COMMUNICATIONS EQUIPMENT - 10.4%
     46,865   QUALCOMM, Inc. .................................      1,547,014
                                                               ---------------
              SPECIALTY RETAIL - 9.4%
     31,817   The Home Depot, Inc. ...........................      1,237,681
      6,889   The TJX Companies, Inc. ........................        167,747
                                                               ---------------
                                                                    1,405,428
                                                               ---------------
              OIL, GAS & CONSUMABLE FUELS - 9.2%
      3,906   ConocoPhillips .................................        224,556
     18,384   Exxon Mobil Corp. ..............................      1,056,528
      1,122   Occidental Petroleum Corp. .....................         86,315
                                                               ---------------
                                                                    1,367,399
                                                               ---------------
              DIVERSIFIED FINANCIAL SERVICES - 7.2%
     23,969   Moody's Corp. ..................................      1,077,646
                                                               ---------------
              HOUSEHOLD PRODUCTS - 6.6%
     18,802   The Procter & Gamble Company ...................        991,806
                                                               ---------------
              MACHINERY - 6.4%
     14,046   PACCAR, Inc. ...................................        955,128
                                                               ---------------
              BEVERAGES - 4.5%
     12,495   PepsiCo, Inc. ..................................        673,855
                                                               ---------------
              SOFTWARE - 4.1%
     13,530   Adobe Systems, Inc. ............................        387,229
      6,506   Autodesk, Inc. .................................        223,611
      3,764   Seagate Technology, Inc. (Escrow Shares) +* ....              0
                                                               ---------------
                                                                      610,840
                                                               ---------------
              INSURANCE - 3.7%
     10,299   SAFECO Corp. ...................................        559,648
                                                               ---------------
              DIVERSIFIED TELECOMMUNICATION SERVICES - 3.6%
      2,233   ALLTEL Corp. ...................................        139,071
     13,546   BellSouth Corp. ................................        359,917
        993   CenturyTel, Inc. ...............................         34,388
                                                               ---------------
                                                                      533,376
                                                               ---------------
              TRADING COMPANIES & DISTRIBUTORS - 2.7%
      7,350   W.W. Grainger, Inc. ............................        402,707
                                                               ---------------
              COMMERCIAL SERVICES & SUPPLIES - 2.6%
     10,892   Equifax, Inc. ..................................        388,953
                                                               ---------------
              AUTOMOBILES - 1.4%
      4,250   Harley-Davidson, Inc. ..........................        210,800
                                                               ---------------
              HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
      1,095   C.R. Bard, Inc. ................................         72,828
                                                               ---------------

Page 18                   See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - CONTINUED

              HEALTH CARE PROVIDERS & SERVICES - 0.5%
      1,446   Laboratory Corporation of America Holdings* .... $       72,155
                                                               ---------------
              TOBACCO - 0.4%
      1,222   UST, Inc. ......................................         55,797
                                                               ---------------
              TOTAL COMMON STOCKS ............................     14,735,190
                                                               ---------------
              (Cost $15,217,435)

              TOTAL INVESTMENTS - 98.8% ......................     14,735,190
              (Cost $15,217,435)

              NET OTHER ASSETS & LIABILITIES - 1.2% ..........        176,458
                                                               ---------------
              NET ASSETS - 100.0% ............................ $   14,911,648
                                                               ===============


--------------------------------------------------------------------------------
         *    Non-income producing security
         + Security is fair valued and market value is determined in accordance with procedures adopted by the Board of Trustees.

                    See Notes to Financial Statements.                   Page 19

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)


                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - 98.4%

              SOFTWARE - 20.8%
     13,627   Adobe Systems, Inc. ............................ $      390,005
     11,252   Autodesk, Inc. .................................        386,731
     31,410   Oracle Corp.* ..................................        414,612
                                                               ---------------
                                                                    1,191,348
                                                               ---------------
              COMMUNICATIONS EQUIPMENT - 13.3%
     10,060   QUALCOMM, Inc. .................................        332,081
     13,467   Telefonaktiebolaget LM Ericsson,
                 Sponsored ADR ...............................        430,271
                                                               ---------------
                                                                      762,352
                                                               ---------------
              MULTILINE RETAIL - 11.3%
      4,312   Sears Holdings Corp.* ..........................        646,239
                                                               ---------------
              BIOTECHNOLOGY - 9.3%
     12,153   Gilead Sciences, Inc.* .........................        534,610
                                                               ---------------
              IT SERVICES - 6.5%
      7,975   Cognizant Technology Solutions Corp.,
                 Class A* ....................................        375,862
                                                               ---------------
              MACHINERY - 6.4%
      5,370   PACCAR, Inc. ...................................        365,160
                                                               ---------------
              HOTELS, RESTAURANTS & LEISURE - 6.1%
      6,747   Starbucks Corp.* ...............................        348,550
                                                               ---------------
              MEDIA - 6.0%
      6,827   Pixar* .........................................        341,691
                                                               ---------------
              AIR FREIGHT & LOGISTICS - 5.1%
      5,067   C.H. Robinson Worldwide, Inc. ..................        294,899
                                                               ---------------
              HOUSEHOLD DURABLES - 4.8%
      6,485   Garmin Ltd. ....................................        277,234
                                                               ---------------
              SPECIALTY RETAIL - 4.6%
      8,632   PETsMART, Inc. .................................        261,981
                                                               ---------------
              HEALTH CARE PROVIDERS & SERVICES - 4.2%
      5,907   Lincare Holdings, Inc.* ........................        241,242
                                                               ---------------

              TOTAL COMMON STOCKS ............................      5,641,168
                                                               ---------------
              (Cost $5,488,122)

              TOTAL INVESTMENTS - 98.4% ......................      5,641,168
              (Cost $5,488,122)

              NET OTHER ASSETS & LIABILITIES - 1.6% ..........         92,912
                                                               ---------------
              NET ASSETS - 100.0% ............................ $    5,734,080
                                                               ===============


--------------------------------------------------------------------------------
         *    Non-income producing security
       ADR    American Depository Receipt

Page 20                   See Notes to Financial Statements.

FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - 99.8%

              MEDIA - 10.2%
     23,058   Dow Jones & Company, Inc. ...................... $      817,406
                                                               ---------------
              INSURANCE - 10.0%
     13,434   The Allstate Corp. .............................        802,681
                                                               ---------------
              COMPUTERS & PERIPHERALS - 10.0%
     20,288   Dell Inc.* .....................................        801,579
                                                               ---------------
              THRIFTS & MORTGAGE FINANCE - 10.0%
     12,263   Freddie Mac ....................................        799,915
                                                               ---------------
              FOOD & STAPLES RETAILING - 10.0%
     16,568   Wal-Mart Stores, Inc. ..........................        798,578
                                                               ---------------
              SEMICONDUCTORS &
                  SEMICONDUCTOR EQUIPMENT - 10.0%
     49,196   Applied Materials, Inc. ........................        795,991
                                                               ---------------
              SOFTWARE - 9.9%
     32,006   Microsoft Corp. ................................        795,029
                                                               ---------------
              PHARMACEUTICALS - 9.9%
     28,760   Pfizer, Inc. ...................................        793,201
                                                               ---------------
              METALS & MINING - 9.9%
      8,563   Phelps Dodge Corp. .............................        792,078
                                                               ---------------
              SPECIALTY RETAIL - 9.9%
     18,920   Bed Bath & Beyond Inc.* ........................        790,478
                                                               ---------------

              TOTAL COMMON STOCKS ............................      7,986,936
                                                               ---------------
              (Cost $7,948,126)

              TOTAL INVESTMENTS - 99.8% ......................      7,986,936
              (Cost $7,948,126)

              NET OTHER ASSETS & LIABILITIES - 0.2% ..........         13,942
                                                               ---------------
              NET ASSETS - 100.0% ............................ $    8,000,878
                                                               ===============


--------------------------------------------------------------------------------
         *    Non-income producing security


                    See Notes to Financial Statements.                   Page 21

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - 99.2%

              SPECIALTY RETAIL - 15.3%
     96,128   American Eagle Outfitters, Inc. ................ $    2,946,323
     53,810   Urban Outfitters, Inc.* ........................      3,050,489
                                                               ---------------
                                                                    5,996,812
                                                               ---------------
              HOUSEHOLD DURABLES - 15.1%
      3,788   NVR, Inc.* .....................................      3,068,280
     31,808   The Black & Decker Corp. .......................      2,857,949
                                                               ---------------
                                                                    5,926,229
                                                               ---------------
              SOFTWARE - 13.1%
     89,706   Adobe Systems, Inc. ............................      2,567,386
     74,072   Autodesk, Inc. .................................      2,545,855
                                                               ---------------
                                                                    5,113,241
                                                               ---------------
              METALS & MINING - 11.7%
     72,090   AK Steel Holding Corp.* ........................        462,097
     15,849   Carpenter Technology Corp. .....................        820,978
     38,423   Commercial Metals Company ......................        915,236
     51,709   Nucor Corp. ....................................      2,358,964
                                                               ---------------
                                                                    4,557,275
                                                               ---------------
              OIL, GAS & CONSUMABLE FUELS - 10.4%
     13,714   Berry Petroleum Company, Class A ...............        725,196
     57,515   OMI Corp. ......................................      1,093,360
     47,575   Southwestern Energy Company* ...................      2,235,073
                                                               ---------------
                                                                    4,053,629
                                                               ---------------
              ELECTRIC UTILITIES - 9.3%
     43,954   TXU Corp. ......................................      3,652,138
                                                               ---------------
              IT SERVICES - 8.1%
     67,193   Cognizant Technology Solutions Corp.,
                 Class A* ....................................      3,166,806
                                                               ---------------
              ENERGY EQUIPMENT & SERVICES - 3.3%
     24,873   Cal Dive International, Inc.* ..................      1,302,599
                                                               ---------------
              SEMICONDUCTORS &
                  SEMICONDUCTOR EQUIPMENT - 3.2%
     48,577   Cree, Inc.* ....................................      1,237,256
                                                               ---------------
              CHEMICALS - 1.8%
     22,136   Georgia Gulf Corp. .............................        687,323
                                                               ---------------
              DISTRIBUTORS - 1.7%
      9,820   Building Materials Holding Corp. ...............        680,428
                                                               ---------------
              HEALTH CARE EQUIPMENT & SUPPLIES - 1.5%
     10,781   Biosite, Inc.* .................................        592,847
                                                               ---------------
              ROAD & RAIL - 1.4%
     16,760   Arkansas Best Corp. ............................        533,136
                                                               ---------------

              FOOD & STAPLES RETAILING - 0.9%
      9,890   Nash Finch Company .............................        363,359
                                                               ---------------

Page 22                   See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)


                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - CONTINUED

              ELECTRICAL EQUIPMENT - 0.9%
     19,576   II-VI, Inc.* ................................... $      360,003
                                                               ---------------
              AEROSPACE & DEFENSE - 0.9%
      9,457   United Industrial Corp. ........................        337,993
                                                               ---------------
              AIR FREIGHT & LOGISTICS - 0.6%
     15,167   Park-Ohio Holdings Corp.* ......................        252,834
                                                               ---------------

              TOTAL COMMON STOCKS ............................     38,813,908
                                                               ---------------
              (Cost $37,101,519)

              TOTAL INVESTMENTS - 99.2% ......................     38,813,908
              (Cost $37,101,519)

              NET OTHER ASSETS & LIABILITIES - 0.8% ..........        302,822
                                                               ---------------
              NET ASSETS - 100.0% ............................ $   39,116,730
                                                               ===============


--------------------------------------------------------------------------------
         *    Non-income producing security


                    See Notes to Financial Statements.                   Page 23

FIRST TRUST ENERGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - 97.8%

              OIL, GAS & CONSUMABLE FUELS - 66.6%
      2,500   Apache Corp. ................................... $      161,500
      2,353   BP PLC, Sponsored ADR ..........................        146,780
      4,841   Canadian Natural Resources Ltd. ................        176,116
      2,547   Chevron Corp. ..................................        142,428
      2,735   ConocoPhillips .................................        157,235
      3,230   Devon Energy Corp. .............................        163,696
      1,110   ENI SPA, Sponsored ADR .........................        142,302
      2,510   Exxon Mobil Corp. ..............................        144,250
      2,874   Marathon Oil Corp. .............................        153,385
      2,611   Petro-Canada ...................................        170,081
      3,140   Petroleo Brasileiro S.A., ADR ..................        163,688
      3,591   Pioneer Natural Resources Company ..............        151,109
      2,394   Royal Dutch Petroleum Company ..................        155,371
      2,570   The Houston Exploration Company* ...............        136,338
      1,277   Total SA, Sponsored ADR ........................        149,217
      2,109   Valero Energy Corp. ............................        166,843
      4,641   XTO Energy, Inc. ...............................        157,748
                                                               ---------------
                                                                    2,638,087
                                                               ---------------
              ENERGY EQUIPMENT & SERVICES - 31.2%
      2,851   BJ Services Company ............................        149,620
      3,080   Cal Dive International, Inc.* ..................        161,300
      4,627   Maverick Tube Corp.* ...........................        137,885
      3,237   National-Oilwell, Inc.* ........................        153,887
      2,506   Noble Corp. ....................................        154,144
      5,926   Patterson-UTI Energy, Inc. .....................        164,921
      4,005   Precision Drilling Corp.* ......................        158,117
      2,657   Weatherford International Ltd.* ................        154,053
                                                               ---------------
                                                                    1,233,927
                                                               ---------------
              TOTAL COMMON STOCKS ............................      3,872,014
                                                               ---------------
              (Cost $2,407,405)

              TOTAL INVESTMENTS - 97.8% ......................      3,872,014
              (Cost $2,407,405)

              NET OTHER ASSETS & LIABILITIES - 2.2% ..........         86,104
                                                               ---------------
              NET ASSETS - 100.0% ............................ $    3,958,118
                                                               ===============

--------------------------------------------------------------------------------
         *    Non-income producing security
       ADR    American Depository Receipt

Page 24                   See Notes to Financial Statements.

FIRST TRUST FINANCIAL SERVICES PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - 98.9%

              INSURANCE - 30.3%
      3,145   AFLAC, Inc. .................................... $      136,116
      1,631   Ambac Financial Group, Inc. ....................        113,779
      1,477   Everest Re Group, Ltd. .........................        137,361
      2,665   Manulife Financial Corp. .......................        127,414
      2,095   MBIA, Inc. .....................................        124,254
      2,889   MetLife, Inc. ..................................        129,832
      5,317   Old Republic International Corp. ...............        134,467
      1,947   Prudential Financial, Inc. .....................        127,840
      2,255   The Allstate Corp. .............................        134,736
                                                               ---------------
                                                                    1,165,799
                                                               ---------------
              COMMERCIAL BANKS - 26.0%
      2,869   Bank of America Corp. ..........................        130,855
      3,142   First Horizon National Corp. ...................        132,592
      4,567   North Fork Bancorporation, Inc. ................        128,287
      4,916   Popular, Inc. ..................................        123,834
      4,407   TCF Financial Corp. ............................        114,053
      4,353   U.S. Bancorp ...................................        127,108
      2,342   Wachovia Corp. .................................        116,163
      2,105   Wells Fargo & Company ..........................        129,626
                                                               ---------------
                                                                    1,002,518
                                                               ---------------
              CAPITAL MARKETS - 19.4%
      9,429   E*TRADE Financial Corp.* .......................        131,912
      1,260   Lehman Brothers Holdings, Inc. .................        125,093
      2,215   Merrill Lynch & Company, Inc. ..................        121,847
      2,183   Morgan Stanley .................................        114,542
      1,271   The Bear Stearns Companies, Inc. ...............        132,108
      1,174   The Goldman Sachs Group, Inc. ..................        119,771
                                                               ---------------
                                                                      745,273
                                                               ---------------
              DIVERSIFIED FINANCIAL SERVICES - 9.7%
      2,725   Citigroup, Inc. ................................        125,977
      4,281   ING Group NV, Sponsored ADR ....................        120,082
      3,559   JPMorgan Chase & Company .......................        125,704
                                                               ---------------
                                                                      371,763
                                                               ---------------
              THRIFTS & MORTGAGE FINANCE - 7.0%
      3,394   Countrywide Financial Corp. ....................        131,042
      3,437   IndyMac Bancorp, Inc. ..........................        139,989
                                                               ---------------
                                                                      271,031
                                                               ---------------

                    See Notes to Financial Statements.                   Page 25

PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)


                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - CONTINUED

              CONSUMER FINANCE - 6.5%
      1,602   Capital One Financial Corp. .................... $      128,176
      4,715   MBNA Corp. .....................................        123,344
                                                               ---------------
                                                                      251,520
                                                               ---------------
              TOTAL COMMON STOCKS ............................      3,807,904
                                                               ---------------
              (Cost $3,060,877)

              TOTAL INVESTMENTS - 98.9% ......................      3,807,904
              (Cost $3,060,877)

              NET OTHER ASSETS & LIABILITIES - 1.1% ..........         41,365
                                                               ---------------
              NET ASSETS - 100.0% ............................ $    3,849,269
                                                               ===============

--------------------------------------------------------------------------------
         *    Non-income producing security
       ADR    American Depository Receipt

Page 26                   See Notes to Financial Statements.

FIRST TRUST PHARMACEUTICAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - 98.9%

              PHARMACEUTICALS - 85.1%
      3,174   Abbott Laboratories ............................ $      155,558
      3,908   AstraZeneca PLC, Sponsored ADR .................        161,244
      3,179   Barr Pharmaceuticals, Inc.* ....................        154,944
      6,196   Bristol-Myers Squibb Company ...................        154,776
      6,428   Endo Pharmaceuticals Holdings, Inc.* ...........        168,928
      3,493   Forest Laboratories, Inc.* .....................        135,703
      3,319   GlaxoSmithKline PLC, Sponsored ADR .............        161,005
      2,243   Johnson & Johnson ..............................        145,795
      2,699   Lilly (Eli) & Company ..........................        150,361
      4,658   Merck & Company, Inc. ..........................        143,466
      3,365   Novartis AG, ADR ...............................        159,636
      2,900   Novo Nordisk A/S, Sponsored ADR ................        147,813
      5,575   Pfizer, Inc. ...................................        153,758
      3,722   Sanofi-Aventis, ADR ............................        152,565
      4,550   Shire Pharmaceuticals Group PLC,
                 Sponsored ADR ...............................        149,240
      5,150   Teva Pharmaceutical Industries Ltd.,
                 Sponsored ADR ...............................        160,371
      3,705   Wyeth ..........................................        164,873
                                                               ---------------
                                                                    2,620,036
                                                               ---------------
              BIOTECHNOLOGY - 8.1%
      2,626   Amgen, Inc.* ...................................        158,768
      2,633   Biogen Idec, Inc.* .............................         90,707
                                                               ---------------
                                                                      249,475
                                                               ---------------
              HEALTH CARE EQUIPMENT & SUPPLIES - 5.7%
      1,586   Alcon, Inc. ....................................        173,429
                                                               ---------------

              TOTAL COMMON STOCKS ............................      3,042,940
                                                               ---------------
              (Cost $2,888,937)

              TOTAL INVESTMENTS - 98.9% ......................      3,042,940
              (Cost $2,888,937)

              NET OTHER ASSETS & LIABILITIES - 1.1% ..........         35,060
                                                               ---------------
              NET ASSETS - 100.0% ............................ $    3,078,000
                                                               ===============

--------------------------------------------------------------------------------
         *    Non-income producing security
       ADR    American Depository Receipt



                    See Notes to Financial Statements.                   Page 27

FIRST TRUST TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - 94.6%

              SOFTWARE - 29.3%
      1,773   Adobe Systems, Inc. ............................ $       50,743
      2,655   Check Point Software Technologies Ltd.* ........         52,569
      1,400   Cognos, Inc.* ..................................         47,796
      1,015   Electronic Arts, Inc.* .........................         57,459
      2,144   Microsoft Corp. ................................         53,257
      4,293   Oracle Corp.* ..................................         56,668
      1,429   SAP AG, Sponsored ADR ..........................         61,876
      2,599   Symantec Corp.* ................................         56,502
                                                               ---------------
                                                                      436,870
                                                               ---------------
              SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT - 23.2%
      3,289   Applied Materials, Inc. ........................         53,216
      1,665   Broadcom Corp., Class A* .......................         59,124
      2,221   Intel Corp. ....................................         57,879
      1,458   Marvell Technology Group Ltd.* .................         55,462
      1,476   Maxim Integrated Products, Inc. ................         56,398
      2,257   Texas Instruments, Inc. ........................         63,354
                                                               ---------------
                                                                      345,433
                                                               ---------------
              COMPUTERS & PERIPHERALS - 15.0%
      1,525   Dell Inc.* .....................................         60,253
      4,393   EMC Corp.* .....................................         60,228
        755   Lexmark International, Inc.* ...................         48,947
      2,312   SanDisk Corp.* .................................         54,864
                                                               ---------------
                                                                      224,292
                                                               ---------------
              COMMUNICATIONS EQUIPMENT - 15.0%
      3,040   Cisco Systems, Inc.* ...........................         58,094
      2,373   Juniper Networks, Inc.* ........................         59,752
      3,368   Nokia Corp., Sponsored ADR .....................         56,044
      1,498   QUALCOMM, Inc. .................................         49,449
                                                               ---------------
                                                                      223,339
                                                               ---------------
              IT SERVICES - 7.3%
      2,400   Accenture Ltd.* ................................         54,408
      1,079   Affiliated Computer Services, Inc., Class A* ...         55,137
                                                               ---------------
                                                                      109,545
                                                               ---------------
              INTERNET SOFTWARE & SERVICES - 4.8%
        245   Google Inc., Class A* ..........................         72,067
                                                               ---------------

              TOTAL COMMON STOCKS ............................      1,411,546
                                                               ---------------
              (Cost $1,269,242)

              TOTAL INVESTMENTS - 94.6% ......................      1,411,546
              (Cost $1,269,242)

              NET OTHER ASSETS & LIABILITIES - 5.4% ..........         80,648
                                                               ---------------
              NET ASSETS - 100.0% ............................ $    1,492,194
                                                               ===============

--------------------------------------------------------------------------------
         *    Non-income producing security
       ADR    American Depository Receipt

Page 28                   See Notes to Financial Statements.

                       This Page Left Blank Intentionally.

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF ASSETS AND LIABILITIES
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)


                                                                                                      THE DOWSM           GLOBAL
                                                                    TARGET           THE DOWSM          TARGET           DIVIDEND
                                                                  MANAGED VIP         DART 10          DIVIDEND          TARGET 15
                                                                   PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                               ---------------     --------------   --------------    --------------
ASSETS
Investments, at market value
   (See portfolios of investments)(a): ......................  $  144,113,359      $  12,671,737    $  22,745,624     $  30,008,017
                                                               ---------------     --------------   --------------    --------------
Cash ........................................................              --            231,277        1,490,448           374,008
Dividends receivable ........................................         154,028             31,060            7,171            55,712
Interest receivable .........................................           3,591                329            4,723             1,915
Receivable for investment securities sold ...................       1,200,367                 --               --                --
Other assets ................................................              --                 --               --             2,184
Receivable from advisor .....................................              --                 --              617                --
                                                               ---------------     --------------   --------------    --------------
     Total Assets ...........................................     145,471,345         12,934,403       24,248,583        30,441,836
                                                               ---------------     --------------   --------------    --------------
LIABILITIES:
Payable for Membership Interest redeemed ....................       3,418,486            813,789        1,035,197           103,679
Payable for investment securities purchased .................         599,173                 --        1,301,901                --
Investment advisory fee payable .............................          73,643              2,718               --            15,439
Payable to adminstrator .....................................           3,059                280              318               612
Distribution fees payable ...................................          29,415              2,693            3,062             5,887
Accrued audit fees ..........................................           4,912              4,912            2,729             4,912
Membership Interest servicing fee payable ...................          88,095              9,175            4,495            15,816
Due to custodian ............................................         162,427                 --               --                --
Printing fees payable .......................................           3,188              3,188            3,181             3,188
Custodian fee payable .......................................          36,124              3,305            5,570             9,199
Accrued legal fees ..........................................           4,780              1,338              143             1,541
Accrued expenses and other payables .........................          15,677                924              788             4,585
                                                               ---------------     --------------   --------------    --------------
Total Liabilities ...........................................       4,438,979            842,322        2,357,384           164,858
                                                               ---------------     --------------   --------------    --------------
NET ASSETS ..................................................  $  141,032,366      $  12,092,081    $  21,891,199     $  30,276,978
                                                               ===============     ==============   ==============    ==============
(a) Investments, at cost ....................................  $  141,995,048      $  12,840,021    $  22,513,478     $  29,004,733
                                                               ===============     ==============   ==============    ==============
NET ASSETS CONSIST OF:
Undistributed net investment income/(accumulated net
   investment loss) .........................................  $      382,953      $     446,849    $       3,394     $     784,044
Accumulated net realized gain/(loss) on investments sold and
   foreign currency transactions ............................      11,987,409           (302,080)              --         2,111,192
Net unrealized appreciation/(depreciation) of investments and
   foreign currency transactions ............................       2,118,311           (168,284)         232,146         1,003,287
Paid-in capital .............................................     126,543,693         12,115,596       21,655,659        26,378,455
                                                               ---------------     --------------   --------------    --------------
     Net Assets .............................................  $  141,032,366      $  12,092,081    $  21,891,199     $  30,276,978
                                                               ===============     ==============   ==============    ==============

NET ASSET VALUE, offering price and redemption price of
   Membership Interest outstanding ..........................  $         9.72      $        8.48    $       10.53     $       14.06
                                                               ===============     ==============   ==============    ==============
Number of Membership Interests outstanding ..................      14,508,453          1,426,596        2,079,716         2,153,295
                                                               ===============     ==============   ==============    ==============


                                                                                                     FIRST TRUST
                                                                     S&P            NASDAQ(R)        10 UNCOMMON      VALUE LINE(R)
                                                                  TARGET 24         TARGET 15          VALUES           TARGET 25
                                                                  PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                               --------------     -------------     -------------     --------------
ASSETS
Investments, at market value
   (See portfolios of investments)(a): ......................  $  14,735,190      $  5,641,168      $  7,986,936      $  38,813,908
                                                               --------------     -------------     -------------     --------------
Cash ........................................................        250,740           118,804           108,813          1,128,266
Dividends receivable ........................................          1,359               785             8,442             57,721
Interest receivable .........................................            223               272                31              2,295
Receivable for investment securities sold ...................             --                --         7,226,832                 --
Other assets ................................................             --                --                --                 --
Receivable from advisor .....................................             --               797                --                 --
                                                               --------------     -------------     -------------     --------------
     Total Assets ...........................................     14,987,512         5,761,826        15,331,054         40,002,190
                                                               --------------     -------------     -------------     --------------
LIABILITIES:
Payable for Membership Interest redeemed ....................         39,541            11,370             9,743             22,279
Payable for investment securities purchased .................             --                --         7,293,021            803,035
Investment advisory fee payable .............................          5,865                --             9,747             11,418
Payable to adminstrator .....................................            350               129               173                797
Distribution fees payable ...................................          3,361             1,236             1,667              7,665
Accrued audit fees ..........................................          4,912             4,912             4,912              4,912
Membership Interest servicing fee payable ...................         10,051             3,125             4,176             21,060
Due to custodian ............................................             --                --                --                 --
Printing fees payable .......................................          3,188             3,188             3,188              3,188
Custodian fee payable .......................................          3,964             1,763             1,394              6,862
Accrued legal fees ..........................................          1,347             1,047             1,127              1,401
Accrued expenses and other payables .........................          3,285               976             1,028              2,843
                                                               --------------     -------------     -------------     --------------
Total Liabilities ...........................................         75,864            27,746         7,330,176            885,460
                                                               --------------     -------------     -------------     --------------
NET ASSETS ..................................................  $  14,911,648      $  5,734,080      $  8,000,878      $  39,116,730
                                                               ==============     =============     =============     ==============
(a) Investments, at cost ....................................  $  15,217,435      $  5,488,122      $  7,948,126      $  37,101,519
                                                               ==============     =============     =============     ==============
NET ASSETS CONSIST OF:
Undistributed net investment income/(accumulated net
   investment loss) .........................................  $     (33,852)     $   (292,408)     $   (425,669)     $    (211,697)
Accumulated net realized gain/(loss) on investments sold and
   foreign currency transactions ............................        454,069        (2,654,548)      (15,958,232)         3,365,635
Net unrealized appreciation/(depreciation) of investments and
   foreign currency transactions ............................       (482,245)          153,046            38,810          1,712,389
Paid-in capital .............................................     14,973,676         8,527,990        24,345,969         34,250,403
                                                               --------------     -------------     -------------   ----------------
     Net Assets .............................................  $  14,911,648      $  5,734,080      $  8,000,878    $    39,116,730
                                                               ==============     =============     =============   ================

NET ASSET VALUE, offering price and redemption price of
   Membership Interest outstanding ..........................  $        8.22      $       8.51      $       5.17    $          4.38
                                                               ==============     =============     =============   ================
Number of Membership Interests outstanding ..................      1,814,764           674,082         1,547,173          8,929,761
                                                               ==============     =============     =============   ================


                                                                                 FIRST TRUST
                                                               FIRST TRUST        FINANCIAL        FIRST TRUST        FIRST TRUST
                                                                 ENERGY            SERVICES      PHARMACEUTICAL       TECHNOLOGY
                                                                PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                               -------------     -------------    -------------      -------------
ASSETS
Investments, at market value
   (See portfolios of investments)(a): ......................  $  3,872,014      $  3,807,904     $  3,042,940       $  1,411,546
                                                               -------------     -------------    -------------      -------------
Cash ........................................................        98,605            51,734           40,977             92,917
Dividends receivable ........................................           954             5,767            7,976                 30
Interest receivable .........................................           117               114               81                144
Receivable for investment securities sold ...................            --                --               --                 --
Other assets ................................................            --                --               --                 --
Receivable from advisor .....................................           858                --               --                 26
                                                               -------------     -------------    -------------      -------------
     Total Assets ...........................................     3,972,548         3,865,519        3,091,974          1,504,663
                                                               -------------     -------------    -------------      -------------
LIABILITIES:
Payable for Membership Interest redeemed ....................           185               922              440                360
Payable for investment securities purchased .................            --                --               --                 --
Investment advisory fee payable .............................            --             1,088              100                 --
Payable to adminstrator .....................................            84                83               69                 33
Distribution fees payable ...................................            --                --               --                 --
Accrued audit fees ..........................................         4,912             4,912            4,912              4,912
Membership Interest servicing fee payable ...................         3,191             3,248            2,740              1,268
Due to custodian ............................................            --                --               --                 --
Printing fees payable .......................................         3,188             3,188            3,188              3,188
Custodian fee payable .......................................         1,363             1,272            1,208              1,019
Accrued legal fees ..........................................           997               990              960              1,181
Accrued expenses and other payables .........................           510               547              357                508
                                                               -------------     -------------    -------------      -------------
Total Liabilities ...........................................        14,430            16,250           13,974             12,469
                                                               -------------     -------------    -------------      -------------
NET ASSETS ..................................................  $  3,958,118      $  3,849,269     $  3,078,000       $  1,492,194
                                                               =============     =============    =============      =============
(a) Investments, at cost ....................................  $  2,407,405      $  3,060,877     $  2,888,937       $  1,269,242
                                                               =============     =============    =============      =============
NET ASSETS CONSIST OF:
Undistributed net investment income/(accumulated net
   investment loss) .........................................  $    (19,120)     $     57,016     $    (35,387)      $    (96,617)
Accumulated net realized gain/(loss) on investments sold and
   foreign currency transactions ............................       716,869           251,660         (850,078)        (1,579,776)
Net unrealized appreciation/(depreciation) of investments and
   foreign currency transactions ............................     1,464,609           747,027          154,003            142,304
Paid-in capital .............................................     1,795,760         2,793,566        3,809,462          3,026,283
                                                               -------------     -------------    -------------      -------------
     Net Assets .............................................  $  3,958,118      $  3,849,269     $  3,078,000       $  1,492,194
                                                               =============     =============    =============      =============

NET ASSET VALUE, offering price and redemption price of
   Membership Interest outstanding ..........................  $      23.36      $      15.20     $      10.39       $       4.80
                                                               =============     =============    =============      =============
Number of Membership Interests outstanding ..................       169,473           253,204          296,379            310,691
                                                               =============     =============    =============      =============


Pages 30 & 31             See Notes to Finanancial Statements.

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                                                                     THE DOWSM          GLOBAL
                                                                  TARGET           THE DOWSM          TARGET           DIVIDEND
                                                                MANAGED VIP         DART 10          DIVIDEND          TARGET 15
                                                                 PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                               -------------     -------------    -------------      -------------
INVESTMENT INCOME:
Dividends ...................................................  $  1,161,801      $    218,388     $     18,273       $    522,008
Foreign withholding tax on dividend income ..................            --                --               --             (9,562)
Interest income .............................................        17,960             3,836            5,938              5,957
                                                               -------------     -------------    -------------      -------------
Total investment income .....................................     1,179,761           222,224           24,211            518,403
                                                               -------------     -------------    -------------      -------------
EXPENSES:
Investment advisory fee .....................................       387,538            42,909            8,524             70,700
Administration fee ..........................................        16,793             1,859              369              3,064
Fund accounting fee .........................................        35,524             3,933              781              6,481
Distribution fee ............................................       161,474            17,879            3,552             29,458
Trustees' fees and expenses .................................        10,305             1,297               --              1,997
Audit fees ..................................................         6,914             6,914            2,729              6,914
Custodian fees ..............................................       119,435             9,604            5,570             26,887
Membership Interest servicing fee ...........................       196,365            21,456            4,532             35,648
Printing fees ...............................................         4,483             4,448            3,181              4,450
Other .......................................................        31,758             2,601              512              8,529
Fees waived and expenses reimbursed by investment advisor ...       (23,151)           (7,789)          (8,933)           (21,501)
                                                               -------------     -------------    -------------      -------------
Total expenses ..............................................       947,438           105,111           20,817            172,627
                                                               -------------     -------------    -------------      -------------
NET INVESTMENT INCOME/(LOSS) ................................       232,323           117,113            3,394            345,776
                                                               -------------     -------------    -------------      -------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCY:
Realized gain/(loss) on:
  Securities ................................................     9,309,293           554,479               --          1,608,159
  Foreign currency transactions .............................            --                --               --            (11,869)
Net change in unrealized appreciation/(depreciation) of:
  Securities ................................................   (10,437,865)         (895,375)         232,146         (1,516,912)
   Foreign currency translation of other assets and liabilities
     in foreign currencies ..................................            --                --               --               (802)
                                                               -------------     -------------    -------------      -------------
Net realized and unrealized gain/(loss) on investments ......    (1,128,572)         (340,896)         232,146             78,576
                                                               -------------     -------------    -------------      -------------
NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ................................  $   (896,249)     $   (223,783)    $    235,540       $    424,352
                                                               =============     =============    =============      =============

                                                                                                  FIRST TRUST
                                                                      S&P           NASDAQ(R)     10 UNCOMMON    VALUE LINE(R)
                                                                    TARGET 24      TARGET 15        VALUES        TARGET 25
                                                                   PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                                 -------------   ------------     -----------   ------------
INVESTMENT INCOME:
Dividends ...................................................    $    112,233    $    16,478      $    5,464    $   149,151
Foreign withholding tax on dividend income ..................              --             --              --             --
Interest income .............................................           2,641          1,267             326          6,819
                                                                 -------------   ------------     -----------   ------------
Total investment income .....................................         114,874         17,745           5,790        155,970
                                                                 -------------   ------------     -----------   ------------
EXPENSES:
Investment advisory fee .....................................          46,729         18,347          26,175         83,155
Administration fee ..........................................           2,025            795           1,134          3,603
Fund accounting fee .........................................           4,283          1,682           2,399          7,623
Distribution fee ............................................          19,470          7,645          10,906         34,648
Trustees' fees and expenses .................................           1,377            690           1,041          1,867
Audit fees ..................................................           6,914          6,914           6,914          6,914
Custodian fees ..............................................          14,002          5,981           5,032         21,697
Membership Interest servicing fee ...........................          23,235          8,837          12,390         42,500
Printing fees ...............................................           4,448          4,445           4,446          4,451
Other .......................................................           5,037          1,628           2,028          5,042
Fees waived and expenses reimbursed by investment advisor ...         (13,025)       (11,934)        (12,600)        (8,463)
                                                                 -------------   ------------     -----------   ------------
Total expenses ..............................................         114,495         45,030          59,865        203,037
                                                                 -------------   ------------     -----------   ------------
NET INVESTMENT INCOME/(LOSS) ................................             379        (27,285)        (54,075)       (47,067)
                                                                 -------------   ------------     -----------   ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCY:
Realized gain/(loss) on: ....................................
  Securities ................................................         945,179       (323,647)        778,872      3,521,477
  Foreign currency transactions .............................              --             --              --             --
Net change in unrealized appreciation/(depreciation) of:
  Securities ................................................      (1,678,210)      (100,789)       (802,390)    (1,387,615)
   Foreign currency translation of other assets and liabilities
     in foreign currencies ..................................              --             --              --             --
                                                                 -------------   ------------     -----------   ------------
Net realized and unrealized gain/(loss) on investments ......        (733,031)      (424,436)        (23,518)     2,133,862
                                                                 -------------   ------------     -----------   ------------
NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ................................    $   (732,652)   $  (451,721)     $  (77,593)   $ 2,086,795
                                                                 =============   ============     ===========   ============



                                                                              FIRST TRUST
                                                               FIRST TRUST     FINANCIAL    FIRST TRUST      FIRST TRUST
                                                                 ENERGY        SERVICES     PHARMACEUTICAL   TECHNOLOGY
                                                                PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                               -----------   -----------    -----------    -----------
INVESTMENT INCOME:
Dividends ...................................................  $   24,615    $   44,002     $   35,042     $    3,437
Foreign withholding tax on dividend income ..................          --            --             --             --
Interest income .............................................         740           493            514            763
                                                               -----------   -----------    -----------    -----------
Total investment income .....................................      25,355        44,495         35,556          4,200
                                                               -----------   -----------    -----------    -----------
EXPENSES:
Investment advisory fee .....................................      12,029        12,406         10,044          4,642
Administration fee ..........................................         521           538            435            201
Fund accounting fee .........................................       1,103         1,137            921            426
Distribution fee ............................................          --            --             --             --
Trustees' fees and expenses .................................         425           495            382            183
Audit fees ..................................................       6,914         6,914          6,914          6,914
Custodian fees ..............................................       4,154         3,661          3,372          3,251
Membership Interest servicing fee ...........................       6,897         7,113          5,759          2,661
Printing fees ...............................................       4,445         4,445          4,444          4,444
Other .......................................................         867           934            528            727
Fees waived and expenses reimbursed by investment advisor ...      (7,938)       (7,198)        (8,166)       (12,065)
                                                               -----------   -----------    -----------    -----------
Total expenses ..............................................      29,417        30,445         24,633         11,384
                                                               -----------   -----------    -----------    -----------
NET INVESTMENT INCOME/(LOSS) ................................      (4,062)       14,050         10,923         (7,184)
                                                               -----------   -----------    -----------    -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCY:
Realized gain/(loss) on:
  Securities ................................................     560,337       228,478         (9,028)        81,706
  Foreign currency transactions .............................          --            --             --             --
Net change in unrealized appreciation/(depreciation) of:
  Securities ................................................     310,328      (310,240)        35,533       (149,300)
   Foreign currency translation of other assets and liabilities
     in foreign currencies ..................................          --            --             --             --
                                                               -----------   -----------    -----------    -----------
Net realized and unrealized gain/(loss) on investments ......     870,665       (81,762)        26,505        (67,594)
                                                               -----------   -----------    -----------    -----------
NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ................................  $  866,603    $  (67,712)    $   37,428     $  (74,778)
                                                               ===========   ===========    ===========    ===========


                See Notes to Financial Statements.                 Pages 32 & 33

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)



                                                                                                        THE DOWSM        GLOBAL
                                                                         TARGET        THE DOWSM          TARGET        DIVIDEND
                                                                       MANAGED VIP       DART 10         DIVIDEND       TARGET 15
                                                                        PORTFOLIO       PORTFOLIO       PORTFOLIO*      PORTFOLIO
                                                                     -------------   -------------   ------------    -------------
Net investment income/(loss) ....................................... $    232,323    $    117,113    $     3,394     $    345,776
Net realized gain/(loss) on investments sold and foreign currency
  transactions .....................................................    9,309,293         554,479             --        1,596,290
Net change in unrealized appreciation/(depreciation) of securities
  and foreign currency transactions during the period ..............  (10,437,865)       (895,375)       232,146       (1,517,714)
                                                                     -------------   -------------   ------------    -------------
Net increase/(decrease) in net assets resulting from operations ....     (896,249)       (223,783)       235,540          424,352
Net increase/(decrease) in net assets from Membership
  Interest transactions ............................................   33,455,675        (432,811)    21,655,659        7,234,820
                                                                     -------------   -------------   ------------    -------------
Net increase/(decrease) in net assets ..............................   32,559,426        (656,594)    21,891,199        7,659,172
NET ASSETS:
Beginning of period ................................................  108,472,940      12,748,675             --       22,617,806
                                                                     -------------   -------------   ------------    -------------
End of period ...................................................... $141,032,366    $ 12,092,081    $21,891,199     $ 30,276,978
                                                                     =============   =============   ============    =============
Undistributed net investment income/(accumulated net
  investment loss) at end of period ................................ $    382,953    $    446,849    $     3,394     $    784,044
                                                                     =============   =============   ============    =============
* The Fund commenced operations on May 2, 2005.



                                                                                                         FIRST TRUST
                                                                          S&P            NASDAQ(R)       10 UNCOMMON   VALUE LINE(R)
                                                                       TARGET 24         TARGET 15          VALUES        TARGET 25
                                                                       PORTFOLIO         PORTFOLIO         PORTFOLIO      PORTFOLIO
                                                                      ------------    -------------     ------------   ------------
Net investment income/(loss) .......................................  $       379      $   (27,285)     $   (54,075)   $    (47,067)
Net realized gain/(loss) on investments sold and foreign currency
  transactions .....................................................      945,179         (323,647)         778,872       3,521,477
Net change in unrealized appreciation/(depreciation) of securities
  and foreign currency transactions during the period ..............   (1,678,210)        (100,789)        (802,390)     (1,387,615)
                                                                      ------------     ------------     ------------   -------------
Net increase/(decrease) in net assets resulting from operations ....     (732,652)        (451,721)         (77,593)      2,086,795
Net increase/(decrease) in net assets from Membership
  Interest transactions ............................................    1,486,274         (842,207)      (1,724,395)     15,265,431
                                                                      ------------     ------------     ------------   -------------
Net increase/(decrease) in net assets ..............................      753,622       (1,293,928)      (1,801,988)     17,352,226
NET ASSETS:
Beginning of period ................................................   14,158,026        7,028,008        9,802,866      21,764,504
                                                                      ------------     ------------     ------------   -------------
End of period ......................................................  $14,911,648      $ 5,734,080      $ 8,000,878    $ 39,116,730
                                                                      ============     ============     ============   =============
Undistributed net investment income/(accumulated net
  investment loss) at end of period ................................  $   (33,852)     $  (292,408)     $  (425,669)   $   (211,697)
                                                                      ============     ============     ============   =============



                                                                                      FIRST TRUST
                                                                      FIRST TRUST      FINANCIAL       FIRST TRUST     FIRST TRUST
                                                                         ENERGY        SERVICES       PHARMACEUTICAL    TECHNOLOGY
                                                                        PORTFOLIO      PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                                      ------------    -----------     ------------   -------------
Net investment income/(loss) .......................................  $    (4,062)    $   14,050      $    10,923    $     (7,184)
Net realized gain/(loss) on investments sold and foreign currency
  transactions .....................................................      560,337        228,478           (9,028)         81,706
Net change in unrealized appreciation/(depreciation) of securities
  and foreign currency transactions during the period ..............      310,328       (310,240)          35,533        (149,300)
                                                                      ------------    -----------     ------------   -------------
Net increase/(decrease) in net assets resulting from operations ....      866,603        (67,712)          37,428         (74,778)
Net increase/(decrease) in net assets from Membership
  Interest transactions ............................................     (655,245)      (725,962)        (494,249)       (126,012)
                                                                      ------------    -----------     ------------   -------------
Net increase/(decrease) in net assets ..............................      211,358       (793,674)        (456,821)       (200,790)
NET ASSETS:
Beginning of period ................................................    3,746,760      4,642,943        3,534,821       1,692,984
                                                                      ------------    -----------     ------------   -------------
End of period ......................................................  $ 3,958,118     $3,849,269      $ 3,078,000    $  1,492,194
                                                                      ============    ===========     ============   =============
Undistributed net investment income/(accumulated net
  investment loss) at end of period ................................  $   (19,120)    $   57,016      $   (35,387)   $    (96,617)
                                                                      ============    ===========     ============   =============

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004



                                                                                                                       GLOBAL
                                                                         TARGET        THE DOWSM                      DIVIDEND
                                                                      MANAGED VIP       DART 10                      TARGET 15
                                                                       PORTFOLIO       PORTFOLIO                     PORTFOLIO
                                                                    -------------   -------------                  -------------
Net investment income/(loss) ...................................... $     62,969    $    124,962                   $    192,964
Net realized gain from investments sold and foreign currency
  transactions ....................................................    3,850,128         222,237                        716,151
Net change in unrealized appreciation/(depreciation) of securities
  and foreign currency transactions during the year ...............    7,898,114         398,814                      2,023,416
                                                                    -------------   -------------                  -------------
Net increase/(decrease) in net assets resulting from operations ...   11,811,211         746,013                      2,932,531
Net increase/(decrease) in net assets from Membership
  Interest transactions ...........................................   76,173,503       7,734,570                     16,635,527
                                                                    -------------   -------------                  -------------
Net increase/(decrease) in net assets .............................   87,984,714       8,480,583                     19,568,058
NET ASSETS:
Beginning of year .................................................   20,488,226       4,268,092                      3,049,748
                                                                    -------------   -------------                  -------------
End of year ....................................................... $108,472,940    $ 12,748,675                   $ 22,617,806
                                                                    =============   =============                  =============
Undistributed net investment income/(accumulated net
  investment loss) at end of year ................................. $    150,630    $    329,736                   $    438,268
                                                                    =============   =============                  =============




                                                                                                    FIRST TRUST
                                                                         S&P          NASDAQ(R)     10 UNCOMMON    VALUE LINE(R)
                                                                      TARGET 24      TARGET 15        VALUES        TARGET 25
                                                                      PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                                    ------------   ------------   -------------   -------------
Net investment income/(loss) ...................................... $   (42,595)   $   (62,803)   $    (10,793)   $    (94,932)
Net realized gain from investments sold and foreign currency
  transactions ....................................................   1,013,900      1,217,686       1,287,409       1,329,992
Net change in unrealized appreciation/(depreciation) of securities
  and foreign currency transactions during the year ...............     368,516     (1,138,148)       (389,901)      1,766,601
                                                                    ------------   ------------   -------------   -------------
Net increase/(decrease) in net assets resulting from operations ...   1,339,821         16,735         886,715       3,001,661
Net increase/(decrease) in net assets from Membership
  Interest transactions ...........................................   7,264,076      1,938,438        (570,612)     13,827,303
                                                                    ------------   ------------   -------------   -------------
Net increase/(decrease) in net assets .............................   8,603,897      1,955,173         316,103      16,828,964
NET ASSETS:
Beginning of year .................................................   5,554,129      5,072,835       9,486,763       4,935,540
                                                                    ------------   ------------   -------------   -------------
End of year ....................................................... $14,158,026    $ 7,028,008    $  9,802,866    $ 21,764,504
                                                                    ============   ============   =============   =============
Undistributed net investment income/(accumulated net
  investment loss) at end of year ................................. $   (34,231)   $  (265,123)   $   (371,594)   $   (164,630)
                                                                    ============   ============   =============   =============





                                                                                    FIRST TRUST
                                                                     FIRST TRUST     FINANCIAL      FIRST TRUST     FIRST TRUST
                                                                       ENERGY        SERVICES     PHARMACEUTICAL    TECHNOLOGY
                                                                      PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                    ------------  ------------     ------------   -------------
Net investment income/(loss) ...................................... $    (7,113)  $    21,524      $       834    $    (15,854)
Net realized gain from investments sold and foreign currency
  transactions ....................................................     438,155       376,567           17,826          48,786
Net change in unrealized appreciation/(depreciation) of securities
  and foreign currency transactions during the year ...............     525,558       245,375          (58,479)        (33,439)
                                                                    ------------  ------------     ------------   -------------
Net increase/(decrease) in net assets resulting from operations ...     956,600       643,466          (39,819)           (507)
Net increase/(decrease) in net assets from Membership
  Interest transactions ...........................................     (48,851)     (763,476)        (546,265)       (379,666)
                                                                    ------------  ------------     ------------   -------------
Net increase/(decrease) in net assets .............................     907,749      (120,010)        (586,084)       (380,173)
NET ASSETS:
Beginning of year .................................................   2,839,011     4,762,953        4,120,905       2,073,157
                                                                    ------------  ------------     ------------   -------------
End of year ....................................................... $ 3,746,760   $ 4,642,943      $ 3,534,821    $  1,692,984
                                                                    ============  ============     ============   =============
Undistributed net investment income/(accumulated net
  investment loss) at end of year ................................. $   (15,058)  $    42,966      $   (46,310)   $    (89,433)
                                                                    ============  ============     ============   =============

Pages 34 & 35             See Notes to Financial Statements.

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)



                                                                                                  GLOBAL
                                                  TARGET          THE DOWSM       THE DOWSM      DIVIDEND            S&P
                                                MANAGED VIP        DART 10     TARGET DIVIDEND   TARGET 15        TARGET 24
                                                 PORTFOLIO        PORTFOLIO      PORTFOLIO*      PORTFOLIO        PORTFOLIO
                                             ---------------  --------------   --------------  --------------  --------------
AMOUNT:
Sold ......................................  $   57,376,122   $   9,552,282    $  22,690,856   $  12,410,481   $   5,743,690
Redeemed ..................................     (23,920,447)     (9,985,093)      (1,035,197)     (5,175,661)     (4,257,416)
                                             ---------------  --------------   --------------  --------------  --------------
Net increase/(decrease) ...................  $   33,455,675   $    (432,811)   $  21,655,659   $   7,234,820   $   1,486,274
                                             ===============  ==============   ==============  ==============  ==============

MEMBERSHIP INTEREST
Sold ......................................       5,957,098       1,138,260        2,178,025         898,937         691,826
Redeemed ..................................      (2,520,882)     (1,179,370)         (98,309)       (377,960)       (511,258)
                                             ---------------  --------------   --------------  --------------  --------------
Net increase/(decrease) ...................       3,436,216         (41,110)       2,079,716         520,977         180,568
                                             ===============  ==============   ==============  ==============  ==============


* The Fund commenced operations on May 2, 2005.



                                                                FIRST TRUST                                       FIRST TRUST
                                                 NASDAQ(R)      10 UNCOMMON     VALUE LINE(R)      FIRST TRUST      FINANCIAL
                                                TARGET 15         VALUES          TARGET 25         ENERGY          SERVICES
                                                PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                             --------------     -------------   --------------   -------------   ------------
AMOUNT:
Sold ......................................  $   1,025,634      $    426,556    $  19,492,323    $    495,924    $   122,506
Redeemed ..................................     (1,867,841)       (2,150,951)      (4,226,892)     (1,151,169)      (848,468)
                                             --------------     -------------   --------------   -------------   ------------
Net increase/(decrease) ...................  $    (842,207)     $ (1,724,395)   $  15,265,431    $   (655,245)   $  (725,962)
                                             ==============     =============   ==============   =============   ============

MEMBERSHIP INTEREST
Sold ......................................        121,382            82,966        4,586,631          23,513          8,204
Redeemed ..................................       (224,315)         (422,041)      (1,017,529)        (53,839)       (57,369)
                                             --------------     -------------   --------------   -------------   ------------
Net increase/(decrease) ...................       (102,933)         (339,075)       3,569,102         (30,326)       (49,165)
                                             ==============     =============   ==============   =============   ============



                                               FIRST TRUST      FIRST TRUST
                                             PHARMACEUTICAL     TECHNOLOGY
                                                PORTFOLIO        PORTFOLIO
                                              ------------     ------------
AMOUNT:
Sold ......................................   $    89,392      $    19,689
Redeemed ..................................      (583,641)        (145,701)
                                              ------------     ------------
Net increase/(decrease) ...................   $  (494,249)     $  (126,012)
                                              ============     ============

MEMBERSHIP INTEREST
Sold ......................................         8,811            4,131
Redeemed ..................................       (56,416)         (30,310)
                                              ------------     ------------
Net increase/(decrease) ...................       (47,605)         (26,179)
                                              ============     ============

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FOR THE YEAR ENDED DECEMBER 31, 2004




                                                                                                  GLOBAL
                                                  TARGET         THE DOWSM                       DIVIDEND            S&P
                                                MANAGED VIP        DART 10                       TARGET 15        TARGET 24
                                                 PORTFOLIO        PORTFOLIO                      PORTFOLIO        PORTFOLIO
                                             ---------------   -------------                   --------------  --------------
AMOUNT
Sold ......................................  $   80,458,450    $ 10,624,832                    $  20,757,500   $  11,706,039
Redeemed ..................................      (4,284,947)     (2,890,262)                      (4,121,973)     (4,441,963)
                                             ---------------   -------------                   --------------  --------------
Net increase/(decrease) ...................  $   76,173,503    $  7,734,570                    $  16,635,527   $   7,264,076
                                             ===============   =============                   ==============  ==============
MEMBERSHIP INTEREST
Sold ......................................       9,224,929       1,304,860                        1,695,923       1,462,599
Redeemed ..................................        (500,613)       (347,269)                        (339,561)       (557,152)
                                             ---------------   -------------                   --------------  --------------
Net increase/(decrease) ...................       8,724,316         957,591                        1,356,362         905,447
                                             ===============   =============                   ==============  ==============



                                                                  FIRST TRUST                                    FIRST TRUST
                                                 NASDAQ(R)        10 UNCOMMON     VALUE LINE(R)    FIRST TRUST     FINANCIAL
                                                TARGET 15           VALUES         TARGET 25        ENERGY         SERVICES
                                                PORTFOLIO          PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                             --------------     -------------  --------------   -------------   ------------
AMOUNT
Sold ......................................  $   3,978,443      $  4,004,676   $  17,491,384    $    797,410    $   413,133
Redeemed ..................................     (2,040,005)       (4,575,288)     (3,664,081)       (846,261)    (1,176,609)
                                             --------------     -------------  --------------   -------------   ------------
Net increase/(decrease) ...................  $   1,938,438      $   (570,612)  $  13,827,303    $    (48,851)   $  (763,476)
                                             ==============     =============  ==============   =============   ============
MEMBERSHIP INTEREST
Sold ......................................        468,229           843,053       4,977,806          50,618         29,368
Redeemed ..................................       (237,002)         (988,150)     (1,093,931)        (50,725)       (84,982)
                                             --------------     -------------  --------------   -------------   ------------
Net increase/(decrease) ...................        231,227          (145,097)      3,883,875            (107)       (55,614)
                                             ==============     =============  ==============   =============   ============





                                               FIRST TRUST       FIRST TRUST
                                             PHARMACEUTICAL      TECHNOLOGY
                                               PORTFOLIO         PORTFOLIO
                                               ------------     ------------
AMOUNT
Sold ......................................    $   307,293      $    83,027
Redeemed ..................................       (853,558)        (462,693)
                                               ------------     ------------
Net increase/(decrease) ...................    $  (546,265)     $  (379,666)
                                               ============     ============
MEMBERSHIP INTEREST
Sold ......................................         30,038           17,012
Redeemed ..................................        (84,045)         (97,252)
                                               ------------     ------------
Net increase/(decrease) ...................        (54,007)         (80,240)
                                               ============     ============

                    See Notes to Financial Statements.             Pages 36 & 37

TARGET MANAGED VIP PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD


                                          SIX MONTHS
                                             ENDED         YEAR            YEAR           YEAR           YEAR           YEAR
                                           06/30/05        ENDED           ENDED          ENDED          ENDED          ENDED
                                          (UNAUDITED)     12/31/04       12/31/03       12/31/02 (A)   12/31/01       12/31/00
                                         -----------   -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of period .. $      9.80   $      8.73     $      6.47    $      8.19    $      8.62    $      8.04
                                         -----------   -----------     -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................        0.02++        0.01++          0.02           0.00++#        0.18++         0.06
 Net realized and unrealized gain/(loss)
   on investments ......................       (0.10)         1.06            2.24          (1.72)         (0.61)          0.52
                                         -----------   -----------     -----------    -----------    -----------   -----------
 Total from investment operations ......       (0.08)         1.07            2.26          (1.72)         (0.43)          0.58
                                         -----------   -----------     -----------    -----------    -----------    -----------
 Net asset value, end of period ........ $      9.72   $      9.80     $      8.73    $      6.47    $      8.19    $      8.62
                                         ===========   ===========     ===========    ===========    ===========    ===========
 TOTAL RETURN+ .........................       (0.82)%       12.26%          34.93%        (21.00)%        (4.99)%         7.21%
                                         ===========   ===========     ===========    ===========    ===========    ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) .. $   141,032   $   108,473     $    20,488    $    12,056    $     2,126    $       262
 Ratio of operating expenses to average
   net assets ..........................        1.47%*        1.47%           1.47%          1.47%          1.47%          1.47%
 Ratio of net investment income to average
   net assets ..........................        0.36%*        0.14%           0.41%          0.06%          2.20%          2.45%
 Portfolio turnover rate ...............       79.23%        42.60%          72.28%         78.53%         47.95%         54.04%
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed .................        1.50%*        2.07%           1.69%          2.73%         12.69%         74.48%

--------------------------------------------------
*    Annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.
++ Per Membership Interest values have been calculated using the average share method.
#    Amount represents less than $0.01 per Membership Interest.
(a) Effective April 30, 2002, based upon the determination of the Fund's Board of Trustees, the Fund changed its name from the DowSM Target 5 Portfolio to the Target Managed VIP Portfolio. The Fund's primary investment strategy was also changed. The performance figures provided reflect the Fund's performance prior to the name change and the change of the primary investment strategy.

Page 38                   See Notes to Financial Statements.

THE DOWSM DART 10 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD



                                          SIX MONTHS
                                             ENDED         YEAR            YEAR           YEAR           YEAR           YEAR
                                           06/30/05        ENDED           ENDED          ENDED          ENDED          ENDED
                                          (UNAUDITED)     12/31/04       12/31/03       12/31/02       12/31/01       12/31/00
                                         -----------   -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of period .. $      8.69   $      8.37     $      6.98    $      8.54    $     10.02    $      9.22
                                         -----------   -----------     -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................        0.07++        0.15++          0.22           0.12++         0.14++         0.05
 Net realized and unrealized gain/(loss)
   on investments ......................       (0.28)         0.17            1.17          (1.68)         (1.62)          0.75
                                         -----------   -----------     -----------    -----------    -----------    -----------
 Total from investment operations ......       (0.21)         0.32            1.39          (1.56)         (1.48)          0.80
                                         -----------   -----------     -----------    -----------    -----------    -----------
 Net asset value, end of period ........ $      8.48   $      8.69     $      8.37    $      6.98    $      8.54    $     10.02
                                         ===========   ===========     ===========    ===========    ===========    ===========
 TOTAL RETURN+ .........................       (2.42)%        3.82%          19.91%        (18.27)%       (14.77)%         8.68%
                                         ===========   ===========     ===========    ===========    ===========    ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) .. $    12,092   $    12,749     $     4,268    $     4,219    $     4,064    $     1,110
 Ratio of operating expenses to average
   net assets ..........................        1.47%*        1.47%           1.47%          1.47%          1.47%          1.47%
 Ratio of net investment income to average
   net assets ..........................        1.64%*        1.84%           2.37%          1.52%          1.53%          1.19%
 Portfolio turnover rate ...............      109.57%        56.97%          78.12%         76.19%         38.16%         33.59%
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed .................        1.58%*        2.33%           3.27%          3.13%          5.59%         14.84%

--------------------------------------------------
*    Annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.
++ Per Membership Interest values have been calculated using the average share method.

                    See Notes to Financial Statements.                   Page 39

THE DOWSM TARGET DIVIDEND PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT THE PERIOD

                                                      PERIOD
                                                       ENDED
                                                     06/30/05*
                                                    (UNAUDITED)
                                                   -----------
 Net asset value, beginning of period .........    $     10.00
                                                   -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................           0.00++#
 Net realized and unrealized gain on
   investments ................................           0.53
                                                   -----------
 Total from investment operations .............           0.53
                                                   -----------
 Net asset value, end of period ...............    $     10.53
                                                   ===========
 TOTAL RETURN+ ................................           5.30%
                                                   ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) .........    $    21,891
 Ratio of operating expenses to average
   net assets .................................           1.47%**
 Ratio of net investment income to average
   net assets .................................           0.24%**
 Portfolio turnover rate ......................           0.00%
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed ........................           2.09%**

--------------------------------------------------
*    The Fund commenced operations on May 2, 2005.
**   Annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++ Per Membership Interest values have been calculated using the average share method.
#    Amount represents less than $0.01 per Membership Interest.

Page 40                   See Notes to Financial Statements.

GLOBAL DIVIDEND TARGET 15 PORTFOLIO(a)
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD




                                          SIX MONTHS
                                             ENDED         YEAR            YEAR           YEAR           YEAR           YEAR
                                           06/30/05        ENDED           ENDED          ENDED          ENDED          ENDED
                                          (UNAUDITED)     12/31/04       12/31/03       12/31/02       12/31/01       12/31/00
                                         -----------   -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of period .. $     13.86   $     11.05     $      8.24    $      9.66    $      9.90    $      9.71
                                         -----------   -----------     -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................        0.20++        0.27 ++         0.33           0.25++         0.26 ++        0.15
 Net realized and unrealized gain/(loss)
   on investments ......................        0.00#         2.54            2.48          (1.67)         (0.50)          0.04
                                         -----------   -----------     -----------    -----------    -----------    -----------
 Total from investment operations ......        0.20          2.81            2.81          (1.42)         (0.24)          0.19
                                         -----------   -----------     -----------    -----------    -----------    -----------
 Net asset value, end of period ........ $     14.06   $     13.86     $     11.05    $      8.24    $      9.66    $      9.90
                                         ===========   ===========     ===========    ===========    ===========    ===========
 TOTAL RETURN+ .........................        1.44%        25.43%          34.10%        (14.70)%        (2.42)%         1.96%
                                         ===========   ===========     ===========    ===========    ===========    ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) .. $    30,277   $    22,618     $     3,050    $     2,341    $     2,291    $     1,853
 Ratio of operating expenses to average
   net assets ..........................        1.47%*        1.47%           1.47%          1.47%          1.47%          1.47%
 Ratio of net investment income to average
   net assets ..........................        2.93%*        2.18%           3.36%          2.73%          2.77%          5.93%
 Portfolio turnover rate ...............       53.54%        48.66%          65.57%         56.92%        105.85%         20.39%
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed .................        1.65%*        2.67%           4.51%          4.50%          6.73%         14.89%

--------------------------------------------------
*    Annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.
++ Per Membership Interest values have been calculated using the average share method.
#    Amount represents less than $0.01 per Membership Interest.
(a) Effective May 2, 2005, based upon the determination of the Fund's Board of Trustees, the Fund changed its name from the Global Target 15 Portfolio to the Global Dividend Target 15 Portfolio. The performance figures provided reflect the Fund's performance prior to the name change.

                    See Notes to Financial Statements.                   Page 41

S&P TARGET 24 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD



                                          SIX MONTHS
                                             ENDED         YEAR            YEAR           YEAR           YEAR           YEAR
                                           06/30/05        ENDED           ENDED          ENDED          ENDED          ENDED
                                          (UNAUDITED)     12/31/04       12/31/03     12/31/02(A)      12/31/01       12/31/00
                                         -----------   -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of period .. $      8.66   $      7.62     $      6.14    $      7.19    $      9.54    $     11.83
                                         -----------   -----------     -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss) ..........        0.00++#      (0.03)           0.03          (0.01)         (0.01)++       (0.03)
 Net realized and unrealized gain/(loss)
   on investments ......................       (0.44)         1.07            1.45          (1.04)         (2.34)         (2.26)
                                         -----------   -----------     -----------    -----------    -----------    -----------
 Total from investment operations ......       (0.44)         1.04            1.48          (1.05)         (2.35)         (2.29)
                                         -----------   -----------     -----------    -----------    -----------    -----------
 Net asset value, end of period ........ $      8.22   $      8.66     $      7.62    $      6.14    $      7.19    $      9.54
                                         ===========   ===========     ===========    ===========    ===========    ===========
 TOTAL RETURN+ .........................       (5.08)%       13.65%          24.10%        (14.60)%       (24.63)%       (19.36)%
                                         ===========   ===========     ===========    ===========    ===========    ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) .. $    14,912   $    14,158     $     5,554    $     4,767    $     3,461    $     1,501
 Ratio of operating expenses to average
   net assets ..........................        1.47%*        1.47%           1.47%          1.47%          1.47%          1.47%
 Ratio of net investment income/(loss)
   to average net assets ...............        0.00%*##     (0.51)%          0.46%         (0.10)%        (0.07)%        (0.71)%
 Portfolio turnover rate ...............      100.07%       103.63%          84.37%        199.84%         95.30%         64.22%
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed .................        1.64%*        2.37%           2.89%          2.96%          5.67%         10.85%

--------------------------------------------------
*    Annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.
++ Per Membership Interest values have been calculated using the average share method.
#    Amount represents less than $0.01 per Membership Interest.
##   Amount represents less than 0.01%.
(a) Effective April 30, 2002, based upon the determination of the Fund's Board of Trustees, the Fund changed its name from the S&P Target 10 Portfolio to the S&P Target 24 Portfolio. The Fund's primary investment strategy was also changed. The performance figures provided reflect the Fund's performance prior to the name change and the change of the primary investment strategy.

Page 42                   See Notes to Financial Statements.

NASDAQ(R) TARGET 15 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD




                                          SIX MONTHS
                                             ENDED         YEAR            YEAR           YEAR           YEAR           YEAR
                                           06/30/05        ENDED           ENDED          ENDED          ENDED          ENDED
                                          (UNAUDITED)     12/31/04       12/31/03       12/31/02       12/31/01       12/31/00
                                         -----------   -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of period .. $      9.04   $      9.29     $      6.83    $      9.25    $     12.88    $     14.60
                                         -----------   -----------     -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ...................       (0.04)++      (0.10)++        (0.14)         (0.08)         (0.13)++       (0.16)
 Net realized and unrealized gain/(loss)
   on investments ......................       (0.49)        (0.15)           2.60          (2.34)         (3.50)         (1.56)
                                         -----------   -----------     -----------    -----------    -----------    -----------
 Total from investment operations ......       (0.53)        (0.25)           2.46          (2.42)         (3.63)         (1.72)
                                         -----------   -----------     -----------    -----------    -----------    -----------
 Net asset value, end of period ........ $      8.51   $      9.04     $      9.29    $      6.83    $      9.25    $     12.88
                                         -----------   -----------     -----------    -----------    -----------    -----------
 TOTAL RETURN+ .........................       (5.86)%       (2.69)%         36.02%        (26.16)%       (28.18)%       (11.78)%
                                         ===========   ===========     ===========    ===========    ===========    ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) .. $     5,734   $     7,028     $     5,073    $     4,105    $     4,793    $     2,688
 Ratio of operating expenses to average
   net assets ..........................        1.47%*        1.47%           1.47%          1.47%          1.47%          1.47%
 Ratio of net investment loss to average
   net assets ..........................       (0.89)%*      (1.20)%         (1.34)%        (1.25)%        (1.31)%        (1.46)%
 Portfolio turnover rate ...............      148.86%       116.88%          83.41%         97.68%         63.71%         72.40%
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed .................        1.86%*        2.52%           2.96%          3.03%          4.32%          5.47%

--------------------------------------------------
*    Annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.
++ Per Membership Interest values have been calculated using the average share method.

                    See Notes to Financial Statements.                   Page 43

FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD



                                          SIX MONTHS
                                             ENDED         YEAR            YEAR           YEAR           YEAR           YEAR
                                           06/30/05        ENDED           ENDED          ENDED          ENDED          ENDED
                                          (UNAUDITED)     12/31/04       12/31/03       12/31/02      12/31/01       12/31/00
                                         -----------   -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of period .. $      5.20   $      4.67     $      3.41    $      5.40    $      8.39    $     11.40
                                         -----------   -----------     -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ...................       (0.03)++      (0.02)          (0.01)         (0.03)++       (0.07)         (0.02)
 Net realized and unrealized gain/(loss)
   on investments ......................        0.00#         0.55            1.27          (1.96)         (2.92)         (2.99)
                                         -----------   -----------     -----------    -----------    -----------    -----------
 Total from investment operations ......       (0.03)         0.53            1.26          (1.99)         (2.99)         (3.01)
                                         -----------   -----------     -----------    -----------    -----------    -----------
 Net asset value, end of period ........ $      5.17   $      5.20     $      4.67    $      3.41    $      5.40    $      8.39
                                         ===========   ===========     ===========    ===========    ===========    ===========
 TOTAL RETURN+ .........................       (0.58)%       11.35%          36.95%        (36.85)%       (35.64)%       (26.40)%
                                         ===========   ===========     ===========    ===========    ===========    ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) .. $     8,001   $     9,803     $     9,487    $     6,752    $    13,270    $    22,123
 Ratio of operating expenses to average
   net assets ..........................        1.37%*        1.37%           1.37%          1.37%          1.37%          1.37%
 Ratio of net investment loss to average
   net assets ..........................       (1.24)%*      (0.11)%         (0.29)%        (0.78)%        (1.00)%        (1.15)%
 Portfolio turnover rate ...............       84.85%       123.18%         117.04%        105.51%        149.77%         98.80%
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed .................        1.66%*        1.61%           2.36%          2.29%          2.28%          2.47%

--------------------------------------------------
*    Annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.
++ Per Membership Interest values have been calculated using the average share method.
#    Amount represents less than $0.01 per Membership Interest.

Page 44                   See Notes to Financial Statements.

VALUE LINE(R) TARGET 25 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD



                                          SIX MONTHS
                                             ENDED         YEAR            YEAR           YEAR           YEAR           YEAR
                                           06/30/05        ENDED           ENDED          ENDED          ENDED          ENDED
                                          (UNAUDITED)     12/31/04       12/31/03     12/31/02(A)      12/31/01       12/31/00
                                         -----------   -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of period .. $      4.06   $      3.34     $      2.37    $      4.15    $      9.32    $     16.33
                                         -----------   -----------     -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ...................       (0.01)++      (0.04)++        (0.02)         (0.03)++       (0.06)         (0.03)
 Net realized and unrealized gain/(loss)
   on investments ......................        0.33          0.76            0.99          (1.75)         (5.11)         (6.98)
                                         -----------   -----------     -----------    -----------    -----------    -----------
 Total from investment operations ......        0.32          0.72            0.97          (1.78)         (5.17)         (7.01)
                                         -----------   -----------     -----------    -----------    -----------    -----------
 Net asset value, end of period ........ $      4.38   $      4.06     $      3.34    $      2.37    $      4.15    $      9.32
                                         -----------   -----------     -----------    -----------    -----------    -----------
 TOTAL RETURN+ .........................        7.88%        21.56%          40.93%        (42.89)%       (55.47)%       (42.93)%
                                         ===========   ===========     ===========    ===========    ===========    ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) .. $    39,117   $    21,765     $     4,936    $     2,976    $       499    $     1,131
 Ratio of operating expenses to average
   net assets ..........................        1.47%*        1.47%           1.47%          1.47%          1.47%          1.47%
 Ratio of net investment loss to average
   net assets ..........................       (0.34)%*      (1.13)%         (0.92)%        (1.22)%        (1.42)%        (1.40)%
 Portfolio turnover rate ...............      103.69%        86.74%          74.04%         48.99%        209.84%         71.51%
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed .................        1.53%*        2.28%           3.36%          6.72%         19.43%         16.73%

--------------------------------------------------
*    Annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.
++ Per Membership Interest values have been calculated using the average share method.
(a) Effective April 30, 2002, based upon the determination of the Fund's Board of Trustees, the Fund changed its name from the First Trust Internet Portfolio to the Value Line(R) Target 25 Portfolio. The Fund's primary investment strategy was also changed. The performance figures provided reflect the Fund's performance prior to the name change and the change of the primary investment strategy.

                    See Notes to Financial Statements.                   Page 45

FIRST TRUST ENERGY PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD




                                          SIX MONTHS
                                             ENDED         YEAR            YEAR           YEAR           YEAR           YEAR
                                           06/30/05        ENDED           ENDED          ENDED          ENDED          ENDED
                                          (UNAUDITED)     12/31/04       12/31/03        12/31/02      12/31/01       12/31/00
                                         -----------   -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of period .. $     18.75   $     14.20     $     10.78    $     11.29    $     15.87    $     11.23
                                         -----------   -----------     -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ...................       (0.02)++      (0.04)          (0.00)#        (0.02)++       (0.04)++       (0.02)
 Net realized and unrealized gain/(loss)
   on investments ......................        4.63          4.59            3.42          (0.49)         (4.54)          4.66
                                         -----------   -----------     -----------    -----------    -----------    -----------
 Total from investment operations ......        4.61          4.55            3.42          (0.51)         (4.58)          4.64
                                         -----------   -----------     -----------    -----------    -----------    -----------
 Net asset value, end of period ........ $     23.36   $     18.75     $     14.20    $     10.78    $     11.29    $     15.87
                                         -----------   -----------     -----------    -----------    -----------    -----------
 TOTAL RETURN+ .........................       24.59%        32.04%          31.73%         (4.52)%       (28.86)%        41.32%
                                         ===========   ===========     ===========    ===========    ===========    ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) .. $     3,958   $     3,747     $     2,839    $     2,387    $     2,069    $       498
 Ratio of operating expenses to average
   net assets ..........................        1.47%*        1.47%           1.47%          1.47%          1.47%          1.47%
 Ratio of net investment loss to average
   net assets ..........................       (0.20)%*      (0.21)%         (0.01)%        (0.16)%        (0.29)%        (0.50)%
 Portfolio turnover rate ...............       16.60%        39.90%          32.18%         55.39%        113.79%         28.14%
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed .................        1.86%*        2.88%           4.69%          4.66%         10.87%         44.00%

--------------------------------------------------
*    Annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.
++ Per Membership Interest values have been calculated using the average share method.
#    Amount represents less than $0.01 per Membership Interest.

Page 46                   See Notes to Financial Statements.

FIRST TRUST FINANCIAL SERVICES PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD




                                          SIX MONTHS
                                             ENDED         YEAR            YEAR           YEAR           YEAR           YEAR
                                           06/30/05        ENDED           ENDED          ENDED          ENDED          ENDED
                                          (UNAUDITED)     12/31/04       12/31/03        12/31/02      12/31/01       12/31/00
                                         -----------   -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of period .. $     15.36   $     13.30     $     10.00    $     11.68    $     13.09    $     10.49
                                         -----------   -----------     -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss) ..........        0.05++        0.08            0.04           0.02          (0.00)++#      (0.01)
 Net realized and unrealized gain/(loss)
   on investments ......................       (0.21)         1.98            3.26          (1.70)         (1.41)          2.61
                                         -----------   -----------     -----------    -----------    -----------    -----------
 Total from investment operations ......       (0.16)         2.06            3.30          (1.68)         (1.41)          2.60
                                         -----------   -----------     -----------    -----------    -----------    -----------
 Net asset value, end of period ........ $     15.20   $     15.36     $     13.30    $     10.00    $     11.68    $     13.09
                                         -----------   -----------     -----------    -----------    -----------    -----------
 TOTAL RETURN+ .........................       (1.04)%       15.49%          33.00%        (14.38)%       (10.77)%        24.79%
                                         ===========   ===========     ===========    ===========    ===========    ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) .. $     3,849   $     4,643     $     4,763    $     3,696    $     3,122    $     1,031
 Ratio of operating expenses to average
   net assets ..........................        1.47%*        1.47%           1.47%          1.47%          1.47%          1.47%
 Ratio of net investment income/(loss)
   to average net assets ...............        0.68%*        0.47%           0.39%          0.18%         (0.01)%        (0.17)%
 Portfolio turnover rate ...............       11.46%        30.00%          52.32%         29.62%        127.11%        154.13%
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed .................        1.82%*        2.43%           3.29%          3.37%          6.72%         13.62%

--------------------------------------------------
*    Annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.
++ Per Membership Interest values have been calculated using the average share method.
#    Amount represents less than $0.01 per Membership Interest.

                    See Notes to Financial Statements.                   Page 47

FIRST TRUST PHARMACEUTICAL PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD




                                          SIX MONTHS
                                             ENDED         YEAR            YEAR           YEAR           YEAR           YEAR
                                           06/30/05        ENDED           ENDED          ENDED          ENDED          ENDED
                                          (UNAUDITED)     12/31/04       12/31/03        12/31/02      12/31/01       12/31/00
                                         -----------   -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of period .. $     10.28   $     10.35     $      8.65    $     12.06    $     13.54    $     10.37
                                         -----------   -----------     -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss) ..........        0.03++        0.00++#        (0.03)         (0.03)         (0.09)++       (0.03)
 Net realized and unrealized gain/(loss)
   on investments ......................        0.08         (0.07)           1.73          (3.38)         (1.39)          3.20
                                         -----------   -----------     -----------    -----------    -----------    -----------
 Total from investment operations ......        0.11         (0.07)           1.70          (3.41)         (1.48)          3.17
                                         -----------   -----------     -----------    -----------    -----------    -----------
 Net asset value, end of period ........ $     10.39   $     10.28     $     10.35    $      8.65    $     12.06    $     13.54
                                         ===========   ===========     ===========    ===========    ===========    ===========
 TOTAL RETURN+ .........................        1.07%        (0.68)%         19.65%        (28.28)%       (10.93)%        30.57%
                                         ===========   ===========     ===========    ===========    ===========    ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) .. $     3,078   $     3,535     $     4,121    $     3,456    $     3,777    $     1,267
 Ratio of operating expenses to average
   net assets ..........................        1.47%*        1.47%           1.47%          1.47%          1.47%          1.47%
 Ratio of net investment income/(loss)
   to average net assets ...............        0.65%*        0.02%          (0.29)%        (0.49)%        (0.73)%        (0.61)%
 Portfolio turnover rate ...............       14.60%        23.21%          44.85%         72.48%         50.46%         88.46%
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed .................        1.96%*        2.57%           3.48%          3.64%          5.96%         13.46%

--------------------------------------------------
*    Annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.
++ Per Membership Interest values have been calculated using the average share method.
#    Amount represents less than $0.01 per Membership Interest.

Page 48                   See Notes to Financial Statements.

FIRST TRUST TECHNOLOGY PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD




                                          SIX MONTHS
                                             ENDED         YEAR            YEAR           YEAR           YEAR           YEAR
                                           06/30/05        ENDED           ENDED          ENDED          ENDED          ENDED
                                          (UNAUDITED)     12/31/04       12/31/03        12/31/02      12/31/01       12/31/00
                                         -----------   -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of period .. $      5.03   $      4.97     $      3.39    $      5.79    $     10.25    $     13.41
                                         -----------   -----------     -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ...................       (0.05)++      (0.04)++        (0.06)         (0.06)++       (0.09)++       (0.10)
 Net realized and unrealized gain/(loss)
   on investments ......................       (0.18)         0.10            1.64          (2.34)         (4.37)         (3.06)
                                         -----------   -----------     -----------    -----------    -----------    -----------
 Total from investment operations ......       (0.23)         0.06            1.58          (2.40)         (4.46)         (3.16)
                                         -----------   -----------     -----------    -----------    -----------    -----------
 Net asset value, end of period ........ $      4.80   $      5.03     $      4.97    $      3.39    $      5.79    $     10.25
                                         ===========   ===========     ===========    ===========    ===========    ===========
 TOTAL RETURN+ .........................       (4.57)%        1.21%          46.61%        (41.45)%       (43.51)%       (23.56)%
                                         ===========   ===========     ===========    ===========    ===========    ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) .. $     1,492   $     1,693     $     2,073    $     1,477    $     1,739    $     1,046
 Ratio of operating expenses to average
   net assets ..........................        1.47%*        1.47%           1.47%          1.47%          1.47%          1.47%
 Ratio of net investment loss to average
   net assets ..........................       (0.93)%*      (0.88)%         (1.22)%        (1.37)%        (1.38)%        (1.42)%
 Portfolio turnover rate ...............       17.51%        21.87%          33.81%         60.86%        185.60%         98.66%
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed .................        3.03%*        4.03%           5.96%          6.23%          9.38%         11.39%

--------------------------------------------------
*    Annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.
++ Per Membership Interest values have been calculated using the average share method.

                    See Notes to Financial Statements.                   Page 49

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2005 (UNAUDITED)

                               1. FUND DESCRIPTION

First Defined Portfolio Fund, LLC (the "Registrant") was organized as a Delaware limited liability company on January 8, 1999 under the laws of the State of Delaware. The Registrant is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company. The Registrant offers twelve managed investment portfolios that may be divided into two general categories: Target Managed VIP Portfolio, The DowSM DART 10 Portfolio, The DowSM Target Dividend Portfolio, Global Dividend Target 15 Portfolio, S&P Target 24 Portfolio, NASDAQ(R) Target 15 Portfolio, First Trust 10 Uncommon Values Portfolio, and Value Line(R) Target 25 Portfolio (the "Strategy Funds"); and First Trust Energy Portfolio, First Trust Financial Services Portfolio, First Trust Pharmaceutical Portfolio, and First Trust Technology Portfolio (the "Sector Funds"), (each, a "Fund," collectively, the "Funds"). Under Delaware law, a limited liability company does not issue shares of stock. Instead, ownership rights are contained in Membership Interests (each, an "Interest," collectively, the "Interests"). Each Interest represents an undivided interest in the net assets of a Fund's portfolio. Fund Interests are not offered directly to the public. Fund Interests are sold only to American Skandia Life Assurance Corporation Variable Account B ("Account B"), a Prudential Financial Company ("American Skandia"), to fund the benefits of variable annuity policies (the "Policies") issued by American Skandia. Account B is the sole member of the Registrant. Account B's variable annuity owners who have Policy values allocated to any of the Funds have indirect rights to the Registrant's Interests.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION:

The Funds determine the net asset value ("NAV") of their Interests daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of Interests outstanding.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board of Trustees of the Registrant. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in 60 days or less are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in such securities' value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Board of Trustees of the Registrant. All securities and other assets of a Fund denominated in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2005 (UNAUDITED)

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

FOREIGN CURRENCY:

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the net change in unrealized appreciation/(depreciation) of foreign currency translation of other assets and liabilities in foreign currencies in the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses)on foreign currency transactions in the Statements of Operations.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income and net realized long-term and short-term capital gains of all Funds may be paid with such frequency (monthly or otherwise) as the Board of Trustees may determine from time to time. Currently all dividends paid by a Fund will be reinvested by the Fund.

INCOME TAXES:

The Registrant is a limited liability company with all of its Interests owned by a single entity (Account B). Accordingly, the Registrant is treated as part of the operations of American Skandia and is not taxed separately. The Registrant intends to comply with the provisions of Section 817(h) of the Internal Revenue Code, which imposes certain diversification requirements upon variable contracts that are based on segregated asset accounts. Under current tax law, interest, dividend income, and capital gains of the Registrant are not currently taxable when left to accumulate within a variable annuity contract. As such, no federal or state income tax provision is required.

EXPENSES:

Expenses that are directly related to one of the Funds are charged directly to that Fund. General expenses of the Registrant with the exception of audit, legal and printing fees, which are allocated evenly among the Funds, are allocated to all the Funds based upon the average net assets of each Fund.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust Advisors L.P. ("First Trust") is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Funds pursuant to an Investment Advisory and Management Agreement. First Trust provides each Fund with discretionary investment services and certain administrative services necessary for the management of the portfolios. For its investment advisory and management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.60% of each Fund's average daily net assets.

For the period September 30, 2004 through December 31, 2007, First Trust has contractually agreed to waive fees and reimburse expenses of the Funds to limit the total annual fund operating expenses (excluding brokerage expense and extraordinary expenses) to 1.37% for the First Trust 10 Uncommon Values Portfolio and 1.47% for each of the other Funds' average daily net assets. First Trust has entered into an agreement with the Registrant that will allow First Trust to recover from the Funds any fees waived or reimbursed during the three year period of January 1, 2005 through December 31, 2007. However, First Trust's ability to recover such amounts is limited to the extent that it would not exceed the amount reimbursed or waived during such period. The fees waived and expenses reimbursed for the six months ended June 30, 2005, by First Trust, are as follows:

                                             FEES WAIVED     EXPENSES REIMBURSED
                                             -----------     -------------------
Target Managed VIP Portfolio ..............    $23,151         $      --
The DowSM DART 10 Portfolio ...............      7,789                --
The DowSM Target Dividend Portfolio .......      8,524               409

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2005 (UNAUDITED)


                                                               FEES WAIVED           EXPENSES REIMBURSED
                                                               -----------           -------------------
Global Dividend Target 15 Portfolio ......................      $21,501                     $--
S&P Target 24 Portfolio ..................................       13,025                      --
NASDAQ(R) Target 15 Portfolio ............................       11,934                      --
First Trust 10 Uncommon Values Portfolio .................       12,600                      --
Value Line(R) Target 25 Portfolio ........................        8,463                      --
First Trust Energy Portfolio .............................        7,938                      --
First Trust Financial Services Portfolio .................        7,198                      --
First Trust Pharmaceutical Portfolio .....................        8,166                      --
First Trust Technology Portfolio .........................        4,642                   7,423

PFPC Inc. ("PFPC"), serves as the Registrant's administrator. In addition, PFPC also provides certain fund accounting, administration and transfer agency services in accordance with certain fee arrangements.

PFPC Trust Company serves as the custodian to the Funds.

No officer or employee of First Trust, a wholly owned subsidiary of First Trust Portfolios L.P. ("FTP"), or FTP, receives any compensation from the Registrant for serving as an officer or Trustee of the Registrant. The Registrant pays each Trustee who is not an officer or employee of First Trust or any of its affiliates an annual retainer of $10,000 which includes compensation for all regular quarterly board meetings and regular committee meetings. No additional meeting fees are paid in connection with regular quarterly board meetings or regular committee meetings. Additional fees of $1,000 and $500 are paid to non-interested Trustees for special board meetings and non-regular committee meetings, respectively. These additional fees are shared by these Funds and by other funds in the First Trust fund complex, not part of this Registrant, that participate in the particular meeting and are not per fund fees. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings.

                              4. DISTRIBUTION PLAN

The Registrant, on behalf of each Fund, has adopted a 12b-1 Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which provides that Interests of each of the Funds will be subject to an annual service fee.

FTP serves as the selling agent and distributor of Interests of the Funds. In this capacity, FTP manages the offering of the Funds' Interests and is responsible for all sales and promotional activities. The Plan reimburses FTP for its costs in connection with these activities. FTP also uses the service fee to compensate American Skandia for providing account services to policy owners. These services include establishing and maintaining policy owner accounts, answering inquiries, and providing personal services to policy owners. Each Fund may spend up to 0.25% per year, of the average daily net assets of its Interests, as a service fee under the Plan. In addition, the Plan permits First Trust to use a portion of its advisory fee to compensate FTP for expenses incurred in connection with the sales and distribution of a Fund's Interests including, without limitation, expenses of preparing, printing and distributing prospectuses to persons other than Interest holders or policy owners, as well as compensating its sales force, printing and distributing advertising and sales literature and reports to Interest holders and policy owners used in connection with the sale of a Fund's Interests, certain other expenses associated with the distribution of the Funds, and any distribution-related expenses that may be authorized by the Board of Trustees.

Payments under the Plan were suspended on May 1, 2003 for all the Funds with the exception of the First Trust 10 Uncommon Values Portfolio. On May 1, 2004, payments were reinstated for all Funds with the exception of the Sector Funds. During the six months ended June 30, 2005, all service fees received by FTP were paid to American Skandia, with no portion of such fees retained by FTP. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested Trustees, who have no direct or indirect financial interest in the Plan, cast in person at a meeting called for the purpose of voting on the Plan.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2005 (UNAUDITED)

                      5. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the six months ended June 30, 2005, were as follows:


                                                                              PURCHASES                    SALES
                                                                             -----------               ------------
Target Managed VIP Portfolio ...........................................    $141,335,224               $102,717,437
The DowSM DART 10 Portfolio ............................................      15,689,816                 15,038,236
The DowSM Target Dividend Portfolio ....................................      22,513,478                         --
Global Dividend Target 15 Portfolio ....................................      20,462,073                 12,687,702
S&P Target 24 Portfolio ................................................      16,819,323                 15,317,876
NASDAQ(R) Target 15 Portfolio ..........................................       9,086,425                  9,937,911
First Trust 10 Uncommon Values Portfolio ...............................       7,449,443                  9,240,311
Value Line(R) Target 25 Portfolio ......................................      44,860,226                 28,712,154
First Trust Energy Portfolio ...........................................         649,070                  1,325,700
First Trust Financial Services Portfolio ...............................         471,567                  1,181,657
First Trust Pharmaceutical Portfolio ...................................         481,603                    947,386
First Trust Technology Portfolio .......................................         262,905                    426,926


                             6. MEMBERSHIP INTERESTS

The Registrant has authorized an unlimited number of Membership Interests without par value of one or more series.

                            7. CONCENTRATION OF RISK

The Funds may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in the securities of U.S. companies and the U.S. government. These risks include re-valuation of currencies and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

Each Fund may invest up to 15% of its net assets in illiquid securities, including securities that are not readily marketable, securities that are restricted as to disposition under Federal securities law or otherwise, repurchase agreements maturing in more than seven days, certain options traded in the over-the-counter market and the securities to which such options relate. In purchasing securities, which cannot be sold by a Fund without registration under the Securities Act of 1933, as amended, a Fund will endeavor to obtain the right to registration at the expense of the issuer. There generally will be a lapse of time between the decision by a Fund to sell any such security and the registration of the security permitting the sale. During any such period, the security will be subject to market fluctuations.

Each Fund is classified as "non-diversified" and is limited as to the percentage of its assets which may be invested in securities of any one issuer only by its own investment restrictions and diversification requirements. A Fund may therefore invest a relatively high percentage of its assets in a limited number of issuers. This does expose each Fund to greater market fluctuations than is experienced by a diversified fund. Each Fund is more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuer in which it invests.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                                  JUNE 30, 2005


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Registrant uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Registrant's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Registrant's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and
(4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING APPROVAL OF ADVISORY CONTRACT FOR THE DOW SM TARGET DIVIDEND PORTFOLIO:

The Trustees unanimously approved the extension of the Investment Advisory and Management Agreement (the "AGREEMENT") between First Trust Advisors L.P. ("FIRST TRUST") and First Defined Portfolio Fund, LLC (the "REGISTRANT") to The DowSM Target Dividend Portfolio (the "FUND") at a meeting held on March 7, 2005. The Board of Trustees determined that the Agreement is in the best interests of the Fund and the interest holders and that the compensation arrangement set forth in the Agreement is fair and reasonable in light of the nature and anticipated extent and quality of the services to be provided by First Trust and such other matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment.

To reach this determination, the Trustees considered their duties under the 1940 Act as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Trustees in voting on such agreements. The Independent Trustees received advice from independent legal counsel. The Trustees also applied their business judgment to determine whether the arrangement between the Fund and First Trust was a reasonable business arrangement from the Fund's perspective as well as from the perspective of interest holders. In reviewing such arrangement, the Board of Trustees considered factors such as the nature, quality and scope of services to be provided by First Trust under the Agreement and the fairness of the fee to be charged. The Trustees noted that First Trust serves as investment adviser to seven other Strategy Funds and has experience managing portfolios in this concentrated style. In light of their familiarity with the First Trust personnel who provide services to the other Strategy Funds, the Trustees concluded that First Trust was qualified to provide these services to the Fund.

The Trustees noted that the Fund's advisory fee of 0.60% of average daily net assets was the same as the fee payable by the other Strategy Funds. The Trustees also reviewed data compiled from an independent source showing the advisory fees paid by similar funds, and the Trustees concluded that the fee was reasonable. The Trustees also considered that First Trust has agreed to waive fees and reimburse expenses of the Fund through December 31, 2007 in order to prevent total operating expenses (excluding extraordinary expenses and brokerage fees) from exceeding 1.47% of average daily net assets. The Board of Trustees noted that the expense waiver and reimbursement policy for the other Strategy Funds has resulted in First Trust waiving a significant portion of the advisory fees paid by the other Funds, which it considered when analyzing the anticipated profitability to First Trust of providing services to the Fund. The Trustees noted that First Trust had not identified any economies of scale that could be shared with interest holders.

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

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[NOTE  TO  FINANCIAL  PRINTER:  Insert  a copy  of  the  report  transmitted  to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) HERE.]

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FIRST DEFINED PORTFOLIO FUND, LLC

By (Signature and Title)*           /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                                    James A. Bowen, Chairman of the Board,
                                    President and Chief Executive Officer
                                    (principal executive officer)

Date              SEPTEMBER 1, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                                    James A. Bowen, Chairman of the Board,
                                    President and Chief Executive Officer
                                    (principal executive officer)

Date              SEPTEMBER 1, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*           /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                                    Mark R. Bradley, Treasurer, Controller,
                                    Chief Financial Officer and Chief Accounting
                                    Officer (principal financial officer)

Date              SEPTEMBER 1, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.